UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/17 (Unaudited)

COMMON STOCKS (54.9%)(a)
			Shares	Value

Basic materials (1.8%)

Akzo Nobel NV (Netherlands)			8,096	$703,592

Albemarle Corp.			3,200	337,728

Alcoa Corp.			9,200	300,380

ArcelorMittal SA (France)(NON)			14,945	338,999

Asahi Kasei Corp. (Japan)			81,000	869,593

BASF SE (Germany)			29,484	2,730,717

Boliden AB (Sweden)			50,315	1,373,036

Cabot Corp.			13,100	699,933

Celanese Corp. Ser. A			6,100	579,134

CIMIC Group, Ltd. (Australia)			49,192	1,468,500

Compagnie De Saint-Gobain (France)			5,176	276,552

Covestro AG (Germany)			7,668	553,593

CRH PLC (Ireland)			7,430	262,859

Evonik Industries AG (Germany)			57,078	1,824,387

Fortescue Metals Group, Ltd. (Australia)			47,454	190,390

Glencore PLC (United Kingdom)			59,871	223,956

Hitachi Chemical Co., Ltd. (Japan)			30,300	902,467

Hitachi Metals, Ltd. (Japan)			19,900	276,362

HOCHTIEF AG (Germany)			10,408	1,906,754

Iluka Resources, Ltd. (Australia)			46,706	311,597

Kajima Corp. (Japan)			46,000	387,713

Kumagai Gumi Co., Ltd. (Japan)			222,000	712,532

Kuraray Co., Ltd. (Japan)			35,400	641,433

LafargeHolcim, Ltd. (Switzerland)			11,878	680,052

LANXESS AG (Germany)			4,091	309,742

Lindab International AB (Sweden)			29,436	321,100

Mitsubishi Chemical Holdings Corp. (Japan)			107,400	888,133

Mitsubishi Gas Chemical Co., Inc. (Japan)			19,000	401,200

Mitsubishi Materials Corp. (Japan)			5,700	172,305

Mondi PLC (South Africa)			12,515	328,285

Newmont Mining Corp.			77,700	2,516,703

Packaging Corp. of America			34,900	3,887,511

Reliance Steel & Aluminum Co.			18,000	1,310,580

Rio Tinto PLC (United Kingdom)			25,873	1,092,498

Rio Tinto, Ltd. (Australia)			3,601	175,114

RPC Group PLC (United Kingdom)			33,816	331,208

Sherwin-Williams Co. (The)			20,606	7,231,882

Shin-Etsu Chemical Co., Ltd. (Japan)			5,200	470,878

Sonoco Products Co.			1,047	53,837

Steel Dynamics, Inc.			123,300	4,415,373

Taisei Corp. (Japan)			87,000	793,616

Timken Co. (The)			31,800	1,470,750

UPM-Kymmene OYJ (Finland)			47,971	1,367,560

voestalpine AG (Austria)			8,812	410,637

				46,501,171
Capital goods (3.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			44,132	1,704,961

Airbus SE (France)			6,787	558,127

Allison Transmission Holdings, Inc.			144,400	5,416,444

Atlas Copco AB Class A (Sweden)			11,477	440,024

Avery Dennison Corp.			30,663	2,709,689

BAE Systems PLC (United Kingdom)			40,014	330,156

Berry Plastics Group, Inc.(NON)			1,170	66,702

BWX Technologies, Inc.			31,286	1,525,193

CAE, Inc. (Canada)			6,735	116,128

Canon, Inc. (Japan)			600	20,357

Carlisle Cos., Inc.			17,700	1,688,580

Crane Co.			7,600	603,288

Crown Holdings, Inc.(NON)			114,400	6,825,104

Cummins, Inc.			48,300	7,835,226

Dassault Aviation SA (France)			216	301,608

General Dynamics Corp.			1,524	301,904

HD Supply Holdings, Inc.(NON)			56,000	1,715,280

HEICO Corp.			329	23,635

Honeywell International, Inc.			3,356	447,321

Huntington Ingalls Industries, Inc.			14,223	2,647,754

Jacobs Engineering Group, Inc.			40,200	2,186,478

Johnson Controls International PLC			11,271	488,711

JTEKT Corp (Japan)			27,400	400,007

Komatsu, Ltd. (Japan)			17,700	449,208

Kyudenko Corp. (Japan)			14,600	522,472

L3 Technologies, Inc.			58,123	9,711,191

MTU Aero Engines AG (Germany)			1,247	175,896

Northrop Grumman Corp.			36,124	9,273,392

NSK, Ltd. (Japan)			19,000	237,004

Oshkosh Corp.			30,900	2,128,392

Parker Hannifin Corp.			32,600	5,210,132

Quanta Services, Inc.(NON)			87,000	2,864,040

Raytheon Co.			57,535	9,290,752

Republic Services, Inc.			1,767	112,611

Rheinmetall AG (Germany)			3,311	314,331

Safran SA (France)			4,046	370,800

SMC Corp./Japan (Japan)			1,400	425,072

Spirit AeroSystems Holdings, Inc. Class A			41,000	2,375,540

Thales SA (France)			7,663	824,816

Vinci SA (France)			7,225	616,674

Waste Management, Inc.			56,341	4,132,612

WESCO International, Inc.(NON)			12,300	704,790

				88,092,402
Communication services (1.7%)

ACC Claims Holdings, LLC Class A (Units)(F)(NON)			221,940	1,332

Altice NV Class A (Netherlands)(NON)			19,519	450,331

AT&T, Inc.			4,508	170,087

BCE, Inc. (Canada)			12,734	573,462

BT Group PLC (United Kingdom)			138,100	530,162

Cable One, Inc.			800	568,720

Com Hem Holding AB (Sweden)			36,002	499,986

Deutsche Telekom AG (Germany)			8,452	151,752

Eutelsat Communications SA (France)			5,998	153,180

Juniper Networks, Inc.			208,394	5,810,025

KDDI Corp. (Japan)			33,500	886,086

Nippon Telegraph & Telephone Corp. (Japan)			64,500	3,045,077

NTT DoCoMo, Inc. (Japan)			7,200	169,766

Orange SA (France)			43,625	692,087

PCCW, Ltd. (Hong Kong)			98,000	55,731

Proximus SADP (Belgium)			3,864	135,178

Safaricom, Ltd. (Kenya)			1,738,300	377,162

SFR Group SA (France)(NON)			70	2,371

Shaw Communications, Inc. (Canada)			1,363	29,734

Sky PLC (United Kingdom)			180,958	2,342,746

Spark New Zealand, Ltd. (New Zealand)			129,184	357,838

Telecom Italia SpA RSP (Italy)			276,080	203,384

Telstra Corp., Ltd. (Australia)			513,240	1,696,248

Verizon Communications, Inc.			515,370	23,016,424

Vodafone Group PLC (United Kingdom)			209,698	594,721

				42,513,590
Conglomerates (0.4%)

Bouygues SA (France)			43,161	1,820,020

Danaher Corp.			62,146	5,244,501

Marubeni Corp. (Japan)			259,200	1,672,615

Mitsubishi Corp. (Japan)			21,900	458,737

Orkla ASA (Norway)			71,912	730,856

Siemens AG (Germany)			10,566	1,452,378

				11,379,107
Consumer cyclicals (7.4%)

Adecco Group AG (Switzerland)			24,721	1,879,404

Adidas AG (Germany)			2,717	520,565

Amazon.com, Inc.(NON)			276	267,168

Aramark			67,550	2,768,199

Aristocrat Leisure, Ltd. (Australia)			55,407	960,736

Asahi Glass Co., Ltd. (Japan)			4,600	193,447

Automatic Data Processing, Inc.			3,838	393,241

Basso Industry Corp. (Taiwan)			101,000	282,216

Berkeley Group Holdings PLC (The) (United Kingdom)			2,249	94,526

Booz Allen Hamilton Holding Corp.			48,100	1,565,174

Bridgestone Corp. (Japan)			8,100	348,557

Canadian Tire Corp., Ltd. (Canada)			2,638	300,172

Carnival PLC (United Kingdom)			30,110	1,992,211

Carter's, Inc.(S)			11,100	987,345

CBS Corp. Class B (non-voting shares)			6,902	440,210

CDK Global, Inc.			2,042	126,727

Christian Dior SE (France)			1,195	344,452

Clorox Co. (The)			39,600	5,276,304

Compass Group PLC (United Kingdom)			36,319	766,324

Cox & Kings, Ltd. (India)			108,411	464,589

Dai Nippon Printing Co., Ltd. (Japan)			61,000	676,844

Daimler AG (Registered Shares) (Germany)			1,743	126,155

Dalata Hotel Group PLC (Ireland)(NON)			138,031	759,883

Discovery Communications, Inc. Class A(NON)(S)			332,100	8,578,143

Dolby Laboratories, Inc. Class A			13,000	636,480

Ecolab, Inc.			809	107,395

Electrolux AB Ser. B (Sweden)			21,799	714,412

Euronet Worldwide, Inc.(NON)			7,131	623,035

Ferrari NV (Italy)			472	40,513

Fiat Chrysler Automobiles NV (Italy)(NON)			98,527	1,038,676

Ford Motor Co.			42,900	480,051

Hakuhodo DY Holdings, Inc. (Japan)			13,500	178,960

Harvey Norman Holdings, Ltd. (Australia)			244,065	716,587

Hasbro, Inc.			44,210	4,929,857

Home Depot, Inc. (The)			41,667	6,391,718

Hyatt Hotels Corp. Class A(NON)			12,400	697,004

Industrivarden AB Class A (Sweden)			32,338	823,353

International Game Technology PLC			20,100	367,830

Interpublic Group of Cos., Inc. (The)			22,300	548,580

ISS A/S (Denmark)			17,013	668,201

John Wiley & Sons, Inc. Class A			10,973	578,826

KAR Auction Services, Inc.			31,300	1,313,661

Kimberly-Clark Corp.			77,919	10,060,122

Kingfisher PLC (United Kingdom)			389,372	1,524,962

Lagardere SCA (France)			8,259	260,823

Lear Corp.			21,914	3,113,541

Liberty SiriusXM Group Class A(NON)			41,500	1,742,170

Lowe's Cos., Inc.			214,552	16,634,217

LSC Communications, Inc.			20,000	428,000

LVMH Moet Hennessy Louis Vuitton SA (France)			608	151,593

Magna International, Inc. (Canada)			3,400	157,494

Marks & Spencer Group PLC (United Kingdom)			391,554	1,699,761

Marriott International, Inc./MD Class A			201	20,162

Masco Corp.			88,600	3,385,406

Matahari Department Store Tbk PT (Indonesia)			91,500	97,319

Mazda Motor Corp. (Japan)			33,200	462,837

Michaels Cos., Inc. (The)(NON)(S)			58,600	1,085,272

MSC Industrial Direct Co., Inc. Class A			14,800	1,272,208

Namco Bandai Holdings, Inc. (Japan)			13,200	449,487

News Corp. Class A			76,200	1,043,940

News Corp. Class B			1,559	22,060

Nintendo Co., Ltd. (Japan)			2,700	904,521

Nissan Motor Co., Ltd. (Japan)			58,000	576,519

NVR, Inc.(NON)			942	2,270,795

Owens Corning			40,100	2,683,492

Panasonic Corp. (Japan)			18,100	245,249

Peugeot SA (France)			80,903	1,613,824

Priceline Group, Inc. (The)(NON)			58	108,490

PVH Corp.			43,800	5,015,100

Ralph Lauren Corp.			102,400	7,557,120

Randstad Holding NV (Netherlands)			8,708	508,431

RELX NV (United Kingdom)			34,435	707,939

RELX PLC (United Kingdom)			10,581	228,768

Renault SA (France)			8,608	779,156

Ross Stores, Inc.			95,755	5,527,936

RR Donnelley & Sons Co.			30,700	384,978

RTL Group SA (Belgium)			7,133	538,595

Scotts Miracle-Gro Co. (The) Class A			22,047	1,972,325

Securitas AB Class B (Sweden)			24,925	420,116

ServiceMaster Global Holdings, Inc.(NON)			27,021	1,058,953

Sony Corp. (Japan)			19,200	731,640

Square, Inc. Class A(NON)			281,600	6,606,336

Suzuki Motor Corp. (Japan)			10,700	507,055

TABCORP Holdings, Ltd. (Australia)			308,462	1,036,057

Taylor Wimpey PLC (United Kingdom)			806,509	1,850,871

TJX Cos., Inc. (The)			175,320	12,652,844

Toppan Printing Co., Ltd. (Japan)			108,000	1,182,983

Toro Co. (The)			18,000	1,247,220

Toyo Tire & Rubber Co., Ltd. (Japan)			22,400	455,867

TransUnion(NON)			48,900	2,117,859

TUI AG (Germany)			24,565	358,020

Twenty-First Century Fox, Inc.			2,557	72,465

Valeo SA (France)			25,495	1,717,736

Vantiv, Inc. Class A(NON)			21,044	1,332,927

Visteon Corp.(NON)			17,200	1,755,432

Wal-Mart Stores, Inc.			115,300	8,725,904

Walt Disney Co. (The)			138,881	14,756,106

Wolters Kluwer NV (Netherlands)			17,580	744,228

World Fuel Services Corp.			839	32,260

WPP PLC (United Kingdom)			23,615	496,424

Yamada Denki Co., Ltd. (Japan)			13,000	64,494

Yamaha Motor Co., Ltd. (Japan)			10,800	278,270

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			90,000	373,489

Zee Entertainment Enterprises, Ltd. (India)			33,852	257,330

				187,035,229
Consumer discretionary (—%)

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(F)(RES)(NON)			2	2

				2
Consumer staples (5.7%)

Altria Group, Inc.			55,569	4,138,223

Associated British Foods PLC (United Kingdom)			15,234	582,547

Beauty Community PCL (Foreign depositary shares) (Thailand)			1,108,400	352,391

Beiersdorf AG (Germany)			2,099	220,654

British American Tobacco PLC (United Kingdom)			18,722	1,276,283

Bunge, Ltd.			45,700	3,409,220

Campbell Soup Co.			70,900	3,697,435

Carlsberg A/S Class B (Denmark)			3,166	338,223

Coca-Cola Amatil, Ltd. (Australia)			235,896	1,673,488

Coca-Cola HBC AG (Switzerland)			11,271	331,472

ConAgra Foods, Inc.			108,349	3,874,560

CVS Health Corp.			4,082	328,438

Darden Restaurants, Inc.			46,100	4,169,284

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private) (Germany)(F)(RES)(NON)			4,800	137,168

Delivery Hero Holding GmbH (Germany)(NON)			3,081	97,827

Diageo PLC (United Kingdom)			3,932	116,175

Dr. Pepper Snapple Group, Inc.			19,500	1,776,645

Energizer Holdings, Inc.			23,400	1,123,668

Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private) (Luxembourg)(F)(RES)(NON)			518	4,853

Graham Holdings Co. Class B			40	23,986

Greencore Group PLC (Ireland)			77,428	248,081

Heineken Holding NV (Netherlands)			23,892	2,189,881

Heineken NV (Netherlands)			4,951	481,392

Henkel AG & Co. KGaA (Preference) (Germany)			4,224	581,345

Hershey Co. (The)			46,721	5,016,434

Imperial Brands PLC (United Kingdom)			8,957	402,303

Ingredion, Inc.			21,600	2,574,936

ITOCHU Corp. (Japan)			154,900	2,298,538

J Sainsbury PLC (United Kingdom)			263,463	863,702

J.M. Smucker Co. (The)			1,768	209,207

Kao Corp. (Japan)			39,100	2,319,406

Kerry Group PLC Class A (Ireland)			11,688	1,005,614

Koninklijke Ahold Delhaize NV (Netherlands)			67,884	1,297,914

Lamb Weston Holdings, Inc.			40,500	1,783,620

Liberty Interactive Corp.(NON)			12,300	643,167

Loblaw Cos., Ltd. (Canada)			5,716	317,977

ManpowerGroup, Inc.			22,300	2,489,795

McDonald's Corp.			122,613	18,779,407

McDonald's Holdings Co. (Japan), Ltd. (Japan)			7,600	291,229

METRO AG (Germany)			58,203	1,964,714

Nestle SA (Switzerland)			18,182	1,582,321

Nomad Foods, Ltd. (United Kingdom)(NON)			19,691	277,840

PepsiCo, Inc.			145,420	16,794,556

Philip Morris International, Inc.			5,650	663,593

Pinnacle Foods, Inc.			37,901	2,251,319

Pool Corp.			5,091	598,549

Procter & Gamble Co. (The)			34,992	3,049,553

Seven & i Holdings Co., Ltd. (Japan)			5,500	226,308

Shiseido Co., Ltd. (Japan)			15,100	536,203

SMS Co., Ltd. (Japan)			17,700	536,626

Spectrum Brands Holdings, Inc.(S)			10,300	1,287,912

Sysco Corp.			130,319	6,558,955

Tate & Lyle PLC (United Kingdom)			226,315	1,951,337

Toyota Tsusho Corp. (Japan)			38,400	1,148,842

Tyson Foods, Inc. Class A			129,300	8,098,059

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			17,112	4,916,962

Unilever NV ADR (Netherlands)			7,849	433,176

Unilever PLC (United Kingdom)			1,552	83,989

US Foods Holding Corp.(NON)			535	14,563

Walgreens Boots Alliance, Inc.			122,335	9,580,054

Watsco, Inc.			16,800	2,590,560

WH Group, Ltd. (Hong Kong)			1,125,500	1,135,959

Wilmar International, Ltd. (Singapore)			150,000	364,990

WM Morrison Supermarkets PLC (United Kingdom)			590,932	1,856,418

Wolseley PLC (United Kingdom)			4,335	266,102

X5 Retail Group NV GDR (Russia)(NON)			9,568	331,531

Yum! Brands, Inc.			48,300	3,562,608

				144,130,087
Energy (2.9%)

Baker Hughes, Inc.			110,904	6,045,377

Caltex Australia, Ltd. (Australia)			13,244	321,769

Cenovus Energy, Inc. (Canada)			40,300	297,091

Cimarex Energy Co.			49,600	4,662,896

EnCana Corp. (Canada)			64,000	563,109

Exxon Mobil Corp.			178,335	14,396,985

Halcon Resources Corp.(NON)(S)			6,477	29,406

Marathon Petroleum Corp.			4,632	242,393

Milagro Oil & Gas, Inc. (Units)(F)(NON)			89	7,209

Nabors Industries, Ltd.			52,100	424,094

Nine Point Energy(F)(NON)			1,075	14,792

OMV AG (Austria)			3,125	162,167

ONEOK, Inc.(S)			129,900	6,775,584

Parsley Energy, Inc. Class A(NON)			281,900	7,822,725

Phillips 66			1,386	114,608

QEP Resources, Inc.(NON)			38,800	391,880

Repsol SA (Spain)			140,802	2,154,947

Rowan Cos. PLC Class A(NON)(S)			42,000	430,080

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)			21,393	567,724

Royal Dutch Shell PLC Class A (United Kingdom)			18,476	489,704

Royal Dutch Shell PLC Class B (United Kingdom)			54,333	1,459,549

SandRidge Energy, Inc.(NON)			3,243	55,812

Suncor Energy, Inc. (Canada)			18,541	541,732

Superior Energy Services, Inc.(NON)(S)			32,900	343,147

Tervita Corp. Class A (Canada)(NON)			127	906

Total SA (France)			71,832	3,551,227

Valero Energy Corp.			150,500	10,152,730

Vestas Wind Systems A/S (Denmark)			9,023	832,954

Williams Cos., Inc. (The)			273,300	8,275,524

Woodside Petroleum, Ltd. (Australia)			13,637	313,079

				71,441,200
Financials (10.6%)

3i Group PLC (United Kingdom)			233,096	2,739,952

Admiral Group PLC (United Kingdom)			15,514	404,730

AerCap Holdings NV (Ireland)(NON)			5,400	250,722

Aflac, Inc.			80,866	6,281,671

AGNC Investment Corp.(R)			115,991	2,469,448

AIA Group, Ltd. (Hong Kong)			185,200	1,353,279

Allianz SE (Germany)			16,129	3,175,907

Allstate Corp. (The)			76,935	6,804,131

Ally Financial, Inc.			130,500	2,727,450

American Financial Group, Inc.			8,100	804,897

American Homes 4 Rent(R)			3,044	68,703

Ameriprise Financial, Inc.			42,900	5,460,741

Amundi SA (France)			6,631	479,787

Annaly Capital Management, Inc.(R)			232,801	2,805,252

Apartment Investment & Management Co. Class A(R)			33,400	1,435,198

Apple Hospitality REIT, Inc.(R)			51,609	965,604

Aspen Insurance Holdings, Ltd.			10,269	511,910

Assured Guaranty, Ltd.			35,289	1,472,963

Australia & New Zealand Banking Group, Ltd. (Australia)			29,635	654,169

AXA SA (France)			98,434	2,692,611

Baloise Holding AG (Switzerland)			2,179	336,769

Banco Macro SA ADR (Argentina)(S)			3,931	362,399

Banco Santander SA (Spain)			172,415	1,140,582

Bank Leumi Le-Israel BM (Israel)			14,302	69,576

Bank of Ireland (Ireland)(NON)			854,468	224,464

Bank of Montreal (Canada)			5,318	390,484

Barratt Developments PLC (United Kingdom)			96,955	711,582

Berkshire Hathaway, Inc. Class B(NON)			1,647	278,952

BNP Paribas SA (France)			25,014	1,801,607

BOC Hong Kong Holdings, Ltd. (Hong Kong)			37,000	177,004

Brandywine Realty Trust(R)			47,502	832,710

Brixmor Property Group, Inc.(R)			82,000	1,466,160

Broadridge Financial Solutions, Inc.			568	42,918

Burford Capital, Ltd. (United Kingdom)			48,785	572,495

Camden Property Trust(R)			24,791	2,119,878

Challenger, Ltd. (Australia)			134,903	1,383,177

Cheung Kong Property Holdings, Ltd. (Hong Kong)			201,000	1,574,285

Chimera Investment Corp.(R)			56,104	1,045,218

Chubb, Ltd.			3,154	458,529

Citigroup, Inc.			398,100	26,624,928

CME Group, Inc.			2,238	280,287

Colony NorthStar, Inc. Class A(R)			126,500	1,782,385

CoreLogic, Inc.(NON)			15,117	655,775

Corporate Office Properties Trust(R)			1,637	57,344

Credicorp, Ltd. (Peru)			1,561	280,028

Credit Agricole SA (France)			62,915	1,012,125

Credit Suisse Group AG (Switzerland)			11,618	167,927

Daiwa Securities Group, Inc. (Japan)			42,000	248,621

Danske Bank A/S (Denmark)			8,701	334,656

DGB Financial Group, Inc. (South Korea)			47,791	492,885

Discover Financial Services			72,000	4,477,680

DNB ASA (Norway)			82,336	1,400,415

Duke Realty Corp.(R)			71,100	1,987,245

E*Trade Financial Corp.(NON)			161,400	6,138,042

East West Bancorp, Inc.			23,900	1,400,062

Empire State Realty Trust, Inc. Class A(R)			1,167	24,239

EPR Properties(R)			1,512	108,667

Equity Commonwealth(NON)(R)			22,267	703,637

Equity Lifestyle Properties, Inc.(R)			10,900	941,106

Equity Residential Trust(R)			69,011	4,542,994

Eurazeo SA (France)			3,747	281,129

First Hawaiian, Inc.			58,400	1,788,208

Forest City Realty Trust, Inc. Class A(R)			61,000	1,474,370

Foxtons Group PLC (United Kingdom)			110,691	136,601

Gaming and Leisure Properties, Inc.(R)			23,289	877,297

Goldman Sachs Group, Inc. (The)			82,300	18,262,370

Hamilton Lane, Inc. Class A(NON)			8,779	193,050

Hartford Financial Services Group, Inc. (The)			93,200	4,899,524

HCP, Inc.(R)			111,800	3,573,128

HDFC Bank, Ltd. (India)			24,959	637,919

Hibernia REIT PLC (Ireland)(R)			530,163	832,598

Highwoods Properties, Inc.(R)			28,009	1,420,336

HSBC Holdings PLC (United Kingdom)			50,451	467,657

Industrial Bank of Korea (South Korea)			85,430	1,064,002

ING Groep NV GDR (Netherlands)			105,307	1,816,173

Insurance Australia Group, Ltd. (Australia)			66,823	348,222

Intercontinental Exchange, Inc.			553	36,454

Investor AB Class B (Sweden)			51,349	2,474,592

JPMorgan Chase & Co.			356,031	32,541,233

Kennedy-Wilson Holdings, Inc.			13,349	254,298

Kerry Properties, Ltd. (Hong Kong)			182,000	617,743

KKR & Co. LP			9,700	180,420

Lamar Advertising Co. Class A(R)			1,227	90,270

Legal & General Group PLC (United Kingdom)			102,945	346,330

Liberty Property Trust(R)			28,492	1,159,909

Lincoln National Corp.			46,200	3,122,196

Lloyds Banking Group PLC (United Kingdom)			566,702	488,254

Mapfre SA (Spain)			139,927	488,722

MFA Financial, Inc.(R)			73,863	619,711

Mid-America Apartment Communities, Inc.(R)			5,400	569,052

Mitsubishi UFJ Financial Group, Inc. (Japan)			370,977	2,489,562

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			152,200	830,858

Mitsui Fudosan Co., Ltd. (Japan)			12,000	285,984

Mizuho Financial Group, Inc. (Japan)			1,556,600	2,842,637

Morgan Stanley			68,100	3,034,536

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			9,714	1,958,794

National Bank of Canada (Canada)			3,731	156,887

Natixis SA (France)			38,636	259,341

New World Development Co., Ltd. (Hong Kong)			756,000	959,591

NN Group NV (Netherlands)			45,809	1,628,221

Nomura Real Estate Holdings, Inc. (Japan)			16,500	323,325

Nordea Bank AB (Sweden)			28,742	365,727

ORIX Corp. (Japan)			199,000	3,078,551

Outfront Media, Inc.(R)			28,700	663,544

Park Hotels & Resorts, Inc.(R)			65,858	1,775,532

Partners Group Holding AG (Switzerland)			451	279,612

Persimmon PLC (United Kingdom)			23,272	679,564

PNC Financial Services Group, Inc. (The)			3,925	490,115

Popular, Inc. (Puerto Rico)			43,071	1,796,491

Prudential Financial, Inc.			73,900	7,991,546

Prudential PLC (United Kingdom)			27,537	631,592

Quality Care Properties, Inc.(NON)(R)			35,378	647,771

Raymond James Financial, Inc.			9,500	762,090

Reinsurance Group of America, Inc.			11,447	1,469,680

Resona Holdings, Inc. (Japan)			254,700	1,400,595

Retail Properties of America, Inc. Class A(R)			4,263	52,051

Sberbank of Russia PJSC ADR (Russia)			35,906	371,627

SCOR SE (France)			9,061	359,214

Sekisui Chemical Co., Ltd. (Japan)			30,600	547,114

Senior Housing Properties Trust(R)			26,900	549,836

Skandinaviska Enskilda Banken AB (Sweden)			22,493	272,062

Societe Generale SA (France)			57,853	3,112,877

Spirit Realty Capital, Inc.(R)			208,779	1,547,052

Starwood Property Trust, Inc.(R)			66,178	1,481,725

Sumitomo Mitsui Financial Group, Inc. (Japan)			85,800	3,340,460

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			15,200	543,132

Sumitomo Warehouse Co., Ltd. (The) (Japan)			33,000	208,900

Sun Hung Kai Properties, Ltd. (Hong Kong)			64,000	940,230

SunTrust Banks, Inc.			79,400	4,503,568

Swedbank AB Class A (Sweden)			10,611	258,578

Swiss Life Holding AG (Switzerland)			6,202	2,092,989

Swiss Re AG (Switzerland)			27,255	2,491,293

TCF Financial Corp.			55,900	891,046

Travelers Cos., Inc. (The)			20,809	2,632,963

Two Harbors Investment Corp.(R)			89,035	882,337

U.S. Bancorp			3,894	202,176

UBS Group AG (Switzerland)			13,560	229,653

UniCredit SpA (Italy)(NON)			26,980	503,828

United Overseas Bank, Ltd. (Singapore)			20,400	342,581

Unum Group			49,100	2,289,533

Validus Holdings, Ltd.			18,900	982,233

VEREIT, Inc.(R)			245,200	1,995,928

Viva Energy REIT (Australia)(R)			18,058	31,506

Voya Financial, Inc.			47,507	1,752,533

Wharf Holdings, Ltd. (The) (Hong Kong)			48,000	397,774

Wheelock and Co., Ltd. (Hong Kong)			167,000	1,259,861

Woori Bank (South Korea)			26,543	428,019

WP Carey, Inc.(R)			8,700	574,287

				268,141,842
Health care (7.2%)

AIN Holdings, Inc. (Japan)			4,400	317,653

Alfresa Holdings Corp. (Japan)			6,800	131,012

AmerisourceBergen Corp.(S)			75,700	7,155,921

Astellas Pharma, Inc. (Japan)			64,300	785,778

AstraZeneca PLC (United Kingdom)			21,221	1,419,277

Baxter International, Inc.			92,971	5,628,464

Bayer AG (Germany)			37,525	4,851,658

Bio-Rad Laboratories, Inc. Class A(NON)			378	85,545

Bruker Corp.			22,400	646,016

C.R. Bard, Inc.			16,800	5,310,648

Celgene Corp.(NON)			133,400	17,324,658

Charles River Laboratories International, Inc.(NON)			16,579	1,676,966

Clinigen Group PLC (United Kingdom)			48,719	546,339

Eli Lilly & Co.			118,100	9,719,630

Fresenius SE & Co. KGaA (Germany)			4,393	376,611

Gilead Sciences, Inc.			291,400	20,625,292

GlaxoSmithKline PLC (United Kingdom)			166,202	3,540,363

Hologic, Inc.(NON)			21,300	966,594

Humana, Inc.			1,970	474,021

Jazz Pharmaceuticals PLC(NON)			1,600	248,800

Johnson & Johnson			242,346	32,059,952

McKesson Corp.			65,200	10,728,008

Medipal Holdings Corp. (Japan)			32,900	607,835

Merck & Co., Inc.			186,607	11,959,643

Mitsubishi Tanabe Pharma Corp. (Japan)			44,200	1,020,166

Novartis AG (Switzerland)			27,168	2,260,931

Pfizer, Inc.			19,597	658,263

Premier, Inc. Class A(NON)			20,700	745,200

Roche Holding AG (Switzerland)			17,131	4,362,697

Sanofi (France)			46,559	4,454,135

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)			84,000	325,458

Shionogi & Co., Ltd. (Japan)			29,900	1,663,873

Shire PLC (United Kingdom)			10,303	568,703

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			1,472	164,952

Thermo Fisher Scientific, Inc.			213	37,162

UnitedHealth Group, Inc.			130,151	24,132,598

WellCare Health Plans, Inc.(NON)			19,685	3,534,639

Zoetis, Inc.			6,355	396,425

				181,511,886
Industrials (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

				2
Technology (10.2%)

Adobe Systems, Inc.(NON)			21,480	3,038,131

Agilent Technologies, Inc.			76,200	4,519,422

AIXTRON SE (Germany)(NON)(S)			44,706	314,280

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			4,836	681,392

Alphabet, Inc. Class A(NON)			46,951	43,649,406

Alphabet, Inc. Class C(NON)			225	204,464

Amadeus IT Holding SA Class A (Spain)			38,989	2,331,212

Amdocs, Ltd.			60,845	3,922,069

Apple, Inc.			308,800	44,473,376

Applied Materials, Inc.			366,036	15,120,947

ASML Holding NV (Netherlands)			1,948	253,862

AtoS SE (France)			15,499	2,175,598

Check Point Software Technologies, Ltd. (Israel)(NON)			330	35,996

Citrix Systems, Inc.(NON)			60,300	4,798,674

CommerceHub, Inc. Ser. C(NON)			1,682	29,334

CompuGroup Medical SE (Germany)			8,767	491,950

Corning, Inc.			3,333	100,157

Dell Technologies, Inc. Class V(NON)			42,204	2,579,086

DST Systems, Inc.			12,800	789,760

Dun & Bradstreet Corp. (The)			20,400	2,206,260

DXC Technology Co.(NON)			74,000	5,677,280

eBay, Inc.(NON)			151,617	5,294,466

F5 Networks, Inc.(NON)			26,856	3,412,323

Facebook, Inc. Class A(NON)			61,300	9,255,074

Fidelity National Information Services, Inc.			3,203	273,536

Fiserv, Inc.(NON)			1,607	196,600

FLIR Systems, Inc.			32,700	1,133,382

Fortinet, Inc.(NON)			88,700	3,320,928

FUJIFILM Holdings Corp. (Japan)			8,300	298,128

Fujitsu, Ltd. (Japan)			56,000	412,152

Genpact, Ltd.			1,877	52,237

Harris Corp.			1,752	191,108

Hoya Corp. (Japan)			24,500	1,270,580

HP, Inc.			477,100	8,339,708

Instructure, Inc.(NON)			5,451	160,805

Intuit, Inc.			56,549	7,510,273

Koninklijke Philips NV (Netherlands)			7,138	253,507

Maxim Integrated Products, Inc.			81,200	3,645,880

Microsoft Corp.			614,724	42,372,925

Mixi, Inc. (Japan)			6,800	377,862

Murata Manufacturing Co., Ltd. (Japan)			1,900	288,357

NCR Corp.(NON)			40,200	1,641,768

NCSoft Corp. (South Korea)			724	240,142

NetApp, Inc.			4,475	179,224

Nokia OYJ (Finland)			150,655	923,503

Open Text Corp. (Canada)			6,713	211,878

Otsuka Corp. (Japan)			7,800	483,361

Paychex, Inc.			3,053	173,838

RIB Software AG (Germany)(S)			18,676	315,482

Rohm Co., Ltd. (Japan)			5,000	383,641

Samsung Electronics Co., Ltd. (South Korea)			1,016	2,110,765

Sartorius AG (Preference) (Germany)			4,164	401,779

SCREEN Holdings Co., Ltd. (Japan)			6,000	400,089

SK Hynix, Inc. (South Korea)			7,862	463,138

Sodick Co., Ltd. (Japan)			21,300	247,135

SoftBank Corp. (Japan)			6,300	509,545

Synopsys, Inc.(NON)			35,473	2,587,046

TDK Corp. (Japan)			12,600	827,864

Tencent Holdings, Ltd. (China)			20,600	736,671

Teradyne, Inc.			71,800	2,156,154

Texas Instruments, Inc.			174,895	13,454,672

Tokyo Electron, Ltd. (Japan)			700	94,350

Ubisoft Entertainment SA (France)(NON)			4,184	237,409

VMware, Inc. Class A(NON)(S)			38,800	3,392,284

Xerox Corp.			22,375	642,834

				258,267,059
Transportation (1.6%)

Aena SA (Spain)			2,686	524,136

ANA Holdings, Inc. (Japan)			306,000	1,062,124

Central Japan Railway Co. (Japan)			10,800	1,758,151

Dart Group PLC (United Kingdom)			37,388	299,724

Delta Air Lines, Inc.			176,331	9,476,028

Deutsche Lufthansa AG (Germany)			7,842	178,463

Deutsche Post AG (Germany)			60,999	2,286,569

easyJet PLC (United Kingdom)			7,256	128,433

Fraport AG Frankfurt Airport Services Worldwide (Germany)			2,273	200,679

International Consolidated Airlines Group SA (Spain)			44,377	352,211

Japan Airlines Co., Ltd. (Japan)			15,400	475,658

Landstar System, Inc.			11,882	1,017,099

Norfolk Southern Corp.			56,392	6,862,906

Qantas Airways, Ltd. (Australia)			364,845	1,604,001

Royal Mail PLC (United Kingdom)			199,093	1,092,208

Union Pacific Corp.			125,700	13,689,987

				41,008,377
Utilities and power (1.9%)

American Electric Power Co., Inc.			84,426	5,865,074

AusNet Services (Units) (Australia)			202,667	270,261

CenterPoint Energy, Inc.			93,900	2,570,982

Centrica PLC (United Kingdom)			697,349	1,818,340

China Water Affairs Group, Ltd. (China)			576,000	346,008

Edison International			9,787	765,246

Endesa SA (Spain)			48,481	1,116,864

Enel SpA (Italy)			507,665	2,721,719

Entergy Corp.			123,825	9,506,045

Exelon Corp.			125,400	4,523,178

FirstEnergy Corp.			154,700	4,511,052

Gas Natural SDG SA (Spain)			5,864	137,233

Great Plains Energy, Inc.			7,552	221,123

Iberdrola SA (Spain)			39,887	315,846

Innogy SE (Germany)			9,321	366,914

Kinder Morgan, Inc.			15,416	295,371

NiSource, Inc.			117,400	2,977,264

PG&E Corp.			4,209	279,351

PPL Corp.			35,500	1,372,430

RWE AG (Germany)(NON)			11,963	238,360

Southern Co. (The)			1,722	82,449

SSE PLC (United Kingdom)			18,107	342,668

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)(NON)			13,140	13,797

Tohoku Electric Power Co., Inc. (Japan)			36,600	506,006

UGI Corp.			121,100	5,862,451

Vectren Corp.			13,400	783,096

Veolia Environnement SA (France)			32,876	694,662

				48,503,790

Total common stocks (cost $1,217,394,102)				$1,388,525,744

CORPORATE BONDS AND NOTES (15.8%)(a)
			Principal amount	Value

Basic materials (1.1%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$250,000	$264,375

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			150,000	170,288

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			265,000	287,194

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			45,000	45,113

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			80,000	89,600

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			115,000	128,944

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			680,000	698,296

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			185,000	191,013

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			270,000	290,250

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			260,000	314,600

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			300,000	313,500

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			395,000	406,850

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			347,000	402,520

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			185,000	192,631

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			265,000	270,631

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			495,000	502,425

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			838,000	902,945

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			470,000	499,422

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			160,000	165,182

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			245,000	267,050

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			165,000	174,488

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			415,000	409,813

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			370,000	364,450

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			67,000	69,848

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			220,000	221,606

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			965,000	991,081

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			525,000	549,566

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN 1.70%, 5/1/20			395,000	397,374

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			295,000	303,079

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			210,000	205,275

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			239,000	244,975

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			280,000	291,200

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			230,000	242,793

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			25,000	23,430

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			125,000	129,375

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			435,000	494,813

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			1,283,000	1,341,248

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			680,000	680,265

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			70,000	76,125

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			125,000	130,938

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			270,000	284,175

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			180,000	203,625

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			245,000	282,975

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			140,000	147,000

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			195,000	199,144

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			310,000	342,256

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			145,000	155,331

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			60,000	62,651

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			385,000	364,142

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			40,000	40,219

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			815,000	927,891

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			160,000	164,400

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			75,000	77,344

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			345,000	369,564

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			276,000	274,620

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			154,000	153,423

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			295,000	303,850

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			175,000	183,094

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			300,000	323,061

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			30,000	34,425

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			280,000	294,000

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			40,000	44,250

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			135,000	155,250

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			45,000	48,263

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			40,000	43,700

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			570,000	573,765

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			210,000	250,950

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			85,000	87,231

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			375,000	388,594

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			165,000	175,313

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			13,000	13,504

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			105,000	108,675

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			90,000	87,638

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			35,000	40,381

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			265,000	268,313

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			100,000	100,250

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			135,000	139,050

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			240,000	253,200

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			115,000	121,325

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			220,000	229,350

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			195,000	200,606

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			210,000	223,125

Venator Finance Sarl/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			170,000	171,700

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			173,000	168,243

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			1,570,000	1,558,223

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			800,000	1,126,255

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			245,000	341,653

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			405,000	557,641

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			365,000	390,094

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			190,000	213,513

				27,217,066
Capital goods (0.7%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			450,000	463,500

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			215,000	219,569

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			132,000	144,870

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			405,000	442,463

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			200,000	210,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			95,000	99,038

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			210,000	216,300

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			60,000	62,100

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			70,000	74,638

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			57,000	59,351

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			220,000	229,075

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			240,000	255,799

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			350,000	388,500

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			315,000	347,288

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			865,000	875,748

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			80,000	92,600

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			510,000	516,508

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			410,000	410,000

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			290,000	286,621

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			245,000	243,057

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			325,000	331,094

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			315,000	391,336

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			255,000	274,097

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			515,000	551,538

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			840,000	892,833

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			365,000	383,250

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			220,000	226,788

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			686,000	888,204

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			450,000	522,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			470,000	468,825

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			225,000	245,760

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			240,000	249,663

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			270,000	280,800

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			340,000	357,000

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			180,000	186,750

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			135,000	157,033

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.658%, 7/15/21			530,000	538,613

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			215,000	230,634

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			942,000	985,161

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			55,000	57,475

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			545,000	562,713

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			95,000	96,069

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			660,000	697,950

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			85,000	86,488

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			150,000	152,250

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			127,000	131,128

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20			2,360,000	2,364,047

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			210,000	221,550

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			285,000	299,250

				18,467,324
Communication services (1.4%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			165,000	200,199

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,620,000	1,554,918

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			990,000	1,025,444

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			535,000	567,530

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			765,000	750,162

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			765,000	752,064

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			40,000	44,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			129,000	132,870

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			125,000	132,656

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			330,000	351,863

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			60,000	64,200

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			199,000	208,950

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			113,000	121,687

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			24,000	25,387

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			235,000	239,113

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			218,000	222,018

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			1,645,000	1,974,350

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			480,000	518,553

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			368,000	389,323

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			540,000	506,833

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			790,000	1,114,494

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			110,000	145,330

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			345,000	459,053

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			945,000	972,600

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			405,000	407,095

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			105,000	112,088

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			355,000	394,348

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			135,000	147,507

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			670,000	672,937

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113%, 1/15/20			660,000	711,376

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			75,000	80,034

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			470,000	479,447

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			338,000	374,335

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			655,000	759,800

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			435,000	645,139

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	188,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			190,000	202,724

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			120,000	111,300

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			305,000	291,656

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			30,000	24,713

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			44,000	40,590

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			10,000	10,775

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)(FWC)			265,000	264,669

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			84,000	46,200

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			367,000	193,593

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			185,000	254,027

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21			1,420,000	1,530,595

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			277,000	294,496

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			53,000	56,180

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			510,000	530,658

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			230,000	249,550

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	418,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			497,000	552,450

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			67,000	73,700

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			63,000	68,375

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			318,000	365,700

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			465,000	516,731

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			1,050,000	1,059,188

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			582,000	614,738

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			570,000	616,313

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			50,000	52,922

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			135,000	144,788

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			75,000	78,053

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			7,000	7,473

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			213,000	223,650

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			400,000	528,648

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			500,000	536,250

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			1,143,000	1,081,383

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			815,000	807,548

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			1,625,000	1,678,266

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 2.946%, 3/15/22			641,000	645,454

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			765,000	786,038

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			340,000	361,250

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			1,498,000	1,496,517

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			285,000	286,781

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			117,000	120,510

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			254,000	209,709

				34,878,414
Conglomerates (0.2%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			378,000	400,680

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			1,140,000	1,266,486

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)			4,075,000	4,103,338

				5,770,504
Consumer cyclicals (2.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			350,000	433,690

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,425,000	2,065,015

Alpine Finance Merger Sub, LLC 144A sr. unsec. notes 6.875%, 8/1/25			60,000	61,050

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			851,000	850,706

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			44,000	45,980

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			95,000	98,800

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			210,000	221,615

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			225,000	234,563

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			215,000	227,363

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			415,000	429,525

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			908,000	974,112

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			132,000	53,130

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			110,000	117,700

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			75,000	81,094

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			214,000	220,955

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			344,000	357,760

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			355,000	385,175

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			49,000	54,880

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			65,000	70,444

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			232,000	219,735

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			760,000	779,645

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			296,000	299,977

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			75,000	77,250

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			90,000	92,250

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			99,000	101,970

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			53,000	54,143

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			130,000	129,188

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			420,000	431,634

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			355,000	375,413

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			145,000	153,700

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			585,000	595,848

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			1,680,000	1,620,318

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			185,000	200,031

Eldorado Resorts, Inc. 144A sr. unsec. unsub. notes 6.00%, 4/1/25			70,000	74,200

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			155,000	159,650

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			535,000	584,644

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			457,000	500,373

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			1,825,000	1,878,728

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			140,000	147,057

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			1,559,000	1,549,977

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18			177,000	179,074

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			255,000	255,711

General Motors Financial Co., Inc. company guaranty sr. unsec. sub. notes 2.625%, 7/10/17			460,000	460,046

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			288,000	293,746

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			170,000	170,723

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			130,000	138,613

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			105,000	114,690

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			250,000	255,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	165,000	131,690

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$545,000	629,706

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			300,000	313,500

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			150,000	152,250

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			1,565,000	1,637,381

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			25,000	32,068

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			795,000	807,019

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			184,000	205,213

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			851,000	925,440

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			375,000	383,438

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			893,000	975,352

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			100,000	101,619

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			117,000	91,845

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			260,000	262,925

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			295,000	316,756

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			450,000	493,875

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			410,000	428,450

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			85,000	92,225

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			155,000	152,481

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			100,000	98,500

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			84,000	86,730

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			90,000	94,050

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			255,000	270,858

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			135,000	143,438

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			245,000	256,638

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			115,000	116,725

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			296,000	309,320

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			60,000	61,275

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			295,000	303,054

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			230,000	254,817

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			45,000	47,644

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			70,000	77,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			175,000	196,000

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			400,000	393,853

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			453,000	457,530

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			185,000	123,950

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			150,000	72,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			60,000	33,150

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			235,000	237,938

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			135,000	138,375

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			75,000	77,625

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			170,000	176,375

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			115,000	119,783

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			430,000	432,949

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			1,225,000	1,232,537

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			95,000	99,513

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			152,000	159,030

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			170,000	173,188

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			127,000	131,128

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			135,000	134,325

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			110,000	110,688

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			95,000	84,550

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			786,000	806,566

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			268,000	312,220

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			400,000	426,000

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			195,000	199,276

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			524,000	544,960

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			300,000	303,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			490,000	526,768

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27			800,000	770,113

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			135,000	140,738

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			770,000	844,113

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			40,000	39,650

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			255,000	271,575

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			495,000	507,994

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			140,000	148,750

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			1,215,000	1,222,594

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			320,000	329,600

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			400,000	402,448

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			95,000	101,897

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			4,000	4,200

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			70,000	74,988

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			310,000	326,663

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			1,245,000	1,269,900

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			205,000	199,875

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			1,250,000	1,258,450

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			594,000	560,383

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			40,000	40,200

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			865,000	866,509

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18			798,000	802,332

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			125,000	130,938

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			30,000	31,275

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			260,000	257,725

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			430,000	456,301

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			110,000	117,456

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			844,000	1,188,814

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40			50,000	60,212

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			165,000	168,622

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			65,000	70,856

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			185,000	189,625

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			155,000	152,869

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			440,000	453,592

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			460,000	503,408

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			210,000	215,119

				51,013,234
Consumer staples (1.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			95,000	98,444

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			65,000	66,381

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			205,000	203,706

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			10,000	11,480

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			254,000	270,541

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			1,270,000	1,287,559

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			2,912,000	3,286,603

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			1,843,000	1,898,788

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			1,325,000	1,342,766

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			314,000	313,615

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			895,000	1,386,692

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			495,000	494,300

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			240,000	258,600

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			440,000	457,600

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			175,000	181,125

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			215,000	224,138

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			312,000	329,550

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26			430,000	408,263

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			320,000	325,671

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			732,000	802,340

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			865,000	870,349

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			37,274	41,965

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			325,377	348,434

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			120,000	126,300

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			165,000	207,181

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			550,000	542,140

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			509,000	660,736

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			462,000	524,673

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			185,000	155,169

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			515,000	529,367

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			400,000	399,736

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			225,000	224,156

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			1,125,000	1,121,748

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			190,000	199,975

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			190,000	198,075

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			140,000	142,975

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			540,000	528,840

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			420,000	520,407

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,285,000	1,331,581

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			60,000	61,800

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			145,000	148,444

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			302,000	391,834

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			393,000	473,727

Molson Coors Brewing Co. 144A company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19			1,420,000	1,418,049

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,615,000	1,714,786

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			190,000	178,515

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			859,000	858,790

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			70,000	70,175

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			67,000	69,010

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			240,000	208,800

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			143,000	131,560

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			310,000	304,381

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			80,000	79,831

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			505,000	520,160

				28,951,831
Energy (1.5%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			130,000	136,663

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			445,000	448,338

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			215,000	233,052

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			55,000	55,688

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			185,000	185,403

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			90,000	90,900

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			50,000	52,361

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			254,000	257,703

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			135,000	135,000

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			7,000	6,169

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			695,000	686,364

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			310,000	312,592

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			140,000	120,400

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			165,000	110,550

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			365,000	230,863

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			280,000	278,580

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			887,000	932,459

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			530,000	504,892

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			530,000	565,113

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			735,000	753,375

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			40,000	36,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			191,000	201,983

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			90,000	88,425

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			100,000	99,000

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19			1,110,000	1,106,767

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			851,000	850,505

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			455,000	468,650

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			1,060,000	1,081,200

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			865,000	863,403

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			180,000	150,300

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			115,000	105,296

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			50,000	49,063

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			170,000	162,350

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			160,000	160,000

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			227,000	219,055

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			285,000	282,506

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			180,000	108,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			232,000	220,980

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			190,000	188,830

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			370,000	375,550

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			100,000	99,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			290,000	306,313

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			377,000	295,945

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			150,000	111,750

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			60,000	59,850

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			65,000	65,960

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.746%, 6/15/20			65,000	65,163

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			55,000	62,150

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			175,000	201,436

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			305,000	317,963

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			225,000	227,250

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			95,000	92,150

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			200,000	205,000

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			170,000	196,331

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			110,000	85,525

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			70,000	54,075

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			80,000	72,800

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			720,000	770,538

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			470,000	471,600

Murray Energy Corp. 144A notes 11.25%, 4/15/21			190,000	143,450

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			460,000	436,908

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			185,000	194,713

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			70,000	72,450

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			265,000	209,681

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			510,000	300,263

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			55,000	53,213

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			160,000	155,200

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46			1,095,000	1,138,192

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			85,000	85,638

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	207,121

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			725,000	767,050

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			1,687,000	1,658,743

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			513,000	589,950

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			598,000	669,389

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,338,000	1,359,743

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			127,000	130,969

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			12,000	4,305

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			575,000	212,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			110,000	97,515

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			220,000	214,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,250,000	1,318,995

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			220,000	222,838

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,834,000	1,782,703

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			10,000	8,725

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			220,000	218,900

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			430,000	438,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			75,000	71,250

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			135,000	129,938

Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26			325,000	363,234

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			155,000	172,594

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			568,000	604,620

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28			525,000	530,414

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			175,000	169,313

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			90,000	93,600

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			143,000	149,435

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			65,000	7

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			130,000	13

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			195,000	189,150

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			205,000	205,911

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			214,000	208,115

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			100,000	88,500

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			140,000	133,655

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			45,000	42,975

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			165,000	156,750

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			750,000	733,099

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			235,000	270,893

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			145,000	150,075

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			75,000	77,250

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			110,000	115,500

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			640,000	657,920

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			182,000	186,038

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			55,000	55,000

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			95,000	99,275

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			230,000	294,975

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			7,000	8,330

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			582,000	605,848

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			445,000	454,637

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			302,000	316,472

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			75,000	81,375

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			260,000	273,000

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			323,000	319,770

				37,377,062
Financials (5.1%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			830,000	834,564

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			660,000	659,529

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			85,000	88,700

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			1,545,000	1,586,009

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			130,000	131,300

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			110,000	116,875

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			337,000	412,825

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			70,000	79,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			104,000	105,799

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			810,000	852,525

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			77,000	83,064

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			235,000	239,700

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			865,000	961,193

American Express Co. sr. unsec. notes 7.00%, 3/19/18			627,000	650,306

American Express Co. sr. unsec. notes 6.15%, 8/28/17			1,122,000	1,129,373

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			414,000	558,900

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)			1,735,000	1,748,774

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			270,000	255,825

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)			1,105,000	1,104,393

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	220,997

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			505,000	519,201

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			370,000	416,713

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			450,000	450,133

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			478,000	518,630

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			60,000	66,716

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			2,720,000	2,628,426

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			1,299,000	1,300,987

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			295,000	293,665

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			555,000	555,240

Bank of America Corp. unsec. sub. FRN 2.006%, 9/15/26			125,000	116,103

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			1,722,000	2,100,217

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)			210,000	211,313

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			1,070,000	1,074,260

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)			834,000	837,545

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			865,000	864,606

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			307,000	384,699

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)			205,000	209,569

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			240,000	247,528

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			190,000	204,866

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			330,000	347,779

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			240,000	240,398

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			310,000	331,451

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			1,290,000	1,326,004

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			390,000	421,323

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			395,000	434,915

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			655,000	733,216

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			215,000	216,794

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			240,000	261,352

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			100,000	104,186

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			370,000	393,920

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			44,000	45,100

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			63,000	67,883

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			273,000	294,158

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			35,000	36,750

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			688,000	737,213

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			103,000	107,893

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20			1,205,000	1,216,529

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			3,360,000	3,414,647

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			445,000	467,115

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			400,000	444,809

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20			1,450,000	1,448,643

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			390,000	413,010

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			770,000	928,965

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)			1,530,000	1,533,297

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			465,000	465,316

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			70,000	72,800

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			334,000	342,350

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			631,000	669,649

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			955,000	987,165

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)			1,620,000	1,630,399

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			160,000	94,400

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			125,000	156,945

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			269,000	286,664

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			220,000	227,975

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			245,000	254,721

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			151,000	153,643

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			445,000	477,337

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			2,886,000	3,141,088

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			990,000	1,074,333

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			2,755,000	2,802,684

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			2,580,000	2,593,739

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			1,015,000	1,026,077

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			500,000	502,218

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			164,000	212,902

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			205,000	226,848

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			425,000	445,622

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			305,000	307,434

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			55,000	56,449

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)			250,000	301,919

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			185,000	291,027

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			1,379,000	1,554,083

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			290,000	298,764

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			25,000	25,063

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			190,000	198,075

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20			785,000	787,788

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			150,000	156,390

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			145,000	151,163

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			67,000	68,968

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			127,000	130,016

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,130,000	2,404,301

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			10,000	8,988

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			110,000	124,300

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			95,000	97,375

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			45,000	45,450

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			504,000	524,790

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			1,073,000	1,115,384

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			1,250,000	1,242,728

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			862,000	862,615

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			3,080,000	3,048,467

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 10/1/17			330,000	333,383

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			974,000	979,264

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			340,000	359,711

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			725,000	814,593

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			1,065,000	1,326,596

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			436,000	494,688

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			470,000	489,437

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			180,000	204,075

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			260,000	270,400

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			595,000	604,265

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)			1,215,000	1,339,482

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			300,000	405,030

MetLife, Inc. sr. unsec. unsub. notes 7.717%, 2/15/19			2,045,000	2,233,702

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			460,000	500,283

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			130,000	132,178

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			95,000	103,550

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			530,000	560,771

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			575,000	600,529

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			3,065,000	3,087,037

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.911%, 12/9/19 (Australia)			1,570,000	1,580,955

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)			450,000	454,716

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)			1,565,000	1,563,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			270,000	276,075

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			210,000	300,422

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			405,000	393,356

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)			815,000	809,623

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			520,000	662,471

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			120,000	126,000

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			95,000	99,869

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			995,000	1,009,718

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20			700,000	698,762

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			375,000	403,976

Protective Life Global Funding 144A notes 2.262%, 4/8/20			665,000	664,516

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			285,000	292,125

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			270,000	286,200

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			265,000	291,169

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			200,000	212,000

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			155,000	166,966

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)			1,575,000	1,577,717

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			865,000	870,411

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			615,000	659,151

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			202,000	208,464

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			695,000	711,481

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			600,000	642,185

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			635,000	655,761

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			685,000	732,126

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			225,000	244,688

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			70,000	70,939

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			70,000	70,291

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)			5,355,000	5,378,053

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			380,000	381,243

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			355,000	398,488

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			85,000	88,409

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			385,000	395,860

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			77,000	78,925

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			90,000	94,050

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			220,000	224,950

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			600,000	696,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			40,000	38,000

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			1,051,000	1,042,781

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			235,000	314,459

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			225,000	237,375

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)			775,000	774,483

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			581,000	626,354

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)			595,000	619,577

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)			2,320,000	2,354,081

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			235,000	239,113

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			395,000	412,554

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			195,000	205,725

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			215,000	233,705

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			1,900,000	2,104,716

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,599,000	1,656,861

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			700,000	756,000

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			455,000	504,481

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17			250,000	253,956

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			270,000	272,025

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			485,000	516,338

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			3,115,000	3,121,093

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			550,000	541,874

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			210,000	217,090

				128,787,931
Health care (0.9%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			16,000	16,321

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			500,000	504,222

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			945,000	955,955

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			214,000	231,006

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			318,000	327,800

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			615,000	617,568

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			175,000	168,219

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			730,000	757,794

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			422,000	569,292

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			865,000	872,290

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			1,406,000	1,461,644

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			1,207,000	1,210,815

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			975,000	1,019,714

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			230,000	248,671

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			65,000	66,788

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			155,000	161,781

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			120,000	123,882

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			574,000	501,533

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			35,000	35,175

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			90,000	87,638

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			490,000	522,830

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			145,000	21,750

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			45,000	33,975

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			90,000	92,588

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			285,000	232,275

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			290,000	243,600

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			95,000	79,325

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			100,000	104,250

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			415,000	447,578

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			395,000	431,044

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			750,000	776,250

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			280,000	296,450

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			197,000	200,940

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			34,000	39,143

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			155,000	163,331

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			542,000	562,169

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			125,000	140,625

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			105,000	92,138

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			746,000	745,217

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			125,000	132,344

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			50,000	50,375

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			880,000	882,200

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			354,000	370,772

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			170,000	162,350

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			334,000	354,875

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			123,000	126,690

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			345,000	364,372

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			830,000	810,518

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			675,000	669,042

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			90,000	92,700

Tenet Healthcare Corp. company guaranty sr. FRN 4.746%, 6/15/20			155,000	156,550

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			223,000	235,265

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			23,000	23,805

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			130,000	139,263

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			577,000	547,964

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			387,000	397,326

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			640,000	690,612

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			550,000	557,847

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			545,000	548,428

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			310,000	262,338

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			289,000	247,818

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			10,000	9,025

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			70,000	59,412

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			310,000	299,538

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			265,000	278,581

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			90,000	94,388

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			125,000	130,938

				23,858,922
Technology (0.9%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47			1,680,000	1,781,838

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			335,000	348,408

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			2,865,000	2,893,054

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			493,000	533,012

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			600,000	599,897

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			223,000	178,958

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			967,000	993,012

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,352,000	1,486,194

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			222,000	286,509

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,289,000	1,398,784

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			45,000	47,138

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			865,000	864,901

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			375,000	418,756

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			350,000	373,625

First Data Corp. 144A notes 5.75%, 1/15/24			205,000	212,944

First Data Corp. 144A sr. notes 5.375%, 8/15/23			160,000	167,200

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			850,000	828,481

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			290,000	308,850

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			500,000	515,000

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			350,000	362,250

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			55,000	56,788

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			870,000	869,787

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			179,000	190,188

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			75,000	77,625

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			81,000	84,240

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			190,000	198,788

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27			1,310,000	1,349,393

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			855,000	822,832

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			85,000	105,493

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			555,000	581,656

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21			2,030,000	1,986,209

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			215,000	261,486

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			1,255,000	1,204,254

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			485,000	486,941

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			165,000	172,631

				23,047,122
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			410,000	388,475

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			240,000	291,362

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			155,000	195,314

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			480,000	492,094

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			160,761	176,636

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			95,000	95,208

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			254,000	249,598

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			88,985	96,437

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			310,688	321,950

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			485,000	505,613

				2,812,687
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			142,000	164,365

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			830,000	869,425

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			44,000	44,825

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			164,000	187,780

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			870,000	971,525

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			80,000	87,291

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			152,000	195,276

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			240,000	245,717

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			260,000	243,750

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			30,000	30,975

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			24,000	24,720

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			50,000	55,896

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			133,000	168,225

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			634,000	679,711

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			275,000	289,159

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20			630,000	629,443

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			130,000	128,375

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			65,000	67,031

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			50,000	48,500

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			255,000	273,623

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			65,000	83,465

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			375,000	400,658

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			360,000	360,833

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			830,000	864,984

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			440,000	466,400

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			185,000	200,241

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			980,000	979,699

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			185,000	205,985

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			155,000	166,791

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			6,000	6,019

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			9,000	9,131

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			517,000	543,812

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)			185,000	165,575

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			102,000	60,690

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47			660,000	679,133

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			123,000	124,056

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			599,000	609,335

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			300,000	301,834

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			107,000	134,540

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			400,000	527,781

Nevada Power Co. mtge. notes 7.125%, 3/15/19			265,000	287,773

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			175,000	180,688

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			265,000	265,331

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			171,000	176,558

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			450,000	445,754

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			175,000	211,199

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			170,000	180,991

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			760,000	742,956

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			255,000	329,049

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			655,000	694,643

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			20,000	20,554

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			160,000	201,602

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			839,000	806,489

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			57,000	59,144

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			150,000	152,625

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			64,000	160

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			495,000	516,072

				17,568,162

Total corporate bonds and notes (cost $387,025,264)				$399,750,259

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.5%)

Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46			$962,373	$1,040,416
3.50%, with due dates from 3/20/47 to 5/20/47			71,450,485	74,100,254
3.50%, TBA, 7/1/47			14,000,000	14,498,750

				89,639,420
U.S. Government Agency Mortgage Obligations (7.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45			26,569,546	27,966,414

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 7/1/47			18,000,000	20,266,875
4.00%, 12/1/44			9,099,818	9,577,558
4.00%, TBA, 7/1/47			1,000,000	1,051,016
3.50%, with due dates from 9/1/45 to 6/1/56			67,819,176	69,715,196
3.00%, with due dates from 4/1/46 to 3/1/47			12,577,677	12,584,221
3.00%, 12/1/31			27,463,476	28,221,940
3.00%, TBA, 7/1/47			9,000,000	8,988,047
3.00%, TBA, 7/1/32			7,000,000	7,183,203
2.50%, TBA, 7/1/47			1,000,000	963,281

				186,517,751

Total U.S. government and agency mortgage obligations (cost $276,293,809)				$276,157,171

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.125%, 09/30/21(i)			$86,000	$83,906

Total U.S. treasury obligations (cost $83,906)				$83,906

MORTGAGE-BACKED SECURITIES (2.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37			$108,799	$167,621
IFB Ser. 3072, Class SM, 19.547%, 11/15/35			63,840	92,640
IFB Ser. 3249, Class PS, 18.451%, 12/15/36			68,099	95,226
IFB Ser. 2990, Class LB, 13.984%, 6/15/34			125,124	150,368
IFB Ser. 3829, Class AS, IO, 5.791%, 3/15/41			2,654,773	498,703
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.816%, 12/25/27			863,766	886,664
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 3.416%, 3/25/25			284,565	287,652
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.466%, 10/25/28			90,190	90,388
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 2.416%, 11/25/28			137,858	138,248
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 2.316%, 12/25/28			287,755	288,664
Ser. 3391, PO, zero %, 4/15/37			8,034	6,837
Ser. 3206, Class EO, PO, zero %, 8/15/36			5,105	4,501
Ser. 3326, Class WF, zero %, 10/15/35			3,411	2,580
FRB Ser. 3117, Class AF, zero %, 2/15/36			7,050	5,353

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36			38,358	69,848
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37			93,850	138,086
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35			46,539	60,600
IFB Ser. 05-106, Class JC, 16.353%, 12/25/35			52,492	76,761
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34			23,699	29,079
IFB Ser. 12-58, Class SM, IO, 5.284%, 6/25/42			3,210,042	549,071
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			2,074,511	190,357
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.566%, 1/25/29			215,502	217,210
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 2.416%, 7/25/24			63,284	63,394
Ser. 07-14, Class KO, PO, zero %, 3/25/37			30,022	25,110
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,205	1,856
Ser. 06-84, Class OT, PO, zero %, 9/25/36			3,062	2,586
Ser. 06-46, Class OC, PO, zero %, 6/25/36			5,809	4,847

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			609,000	128,897
IFB Ser. 13-99, Class AS, IO, 4.838%, 6/20/43			2,316,513	448,313
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			28,050	3,684
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			131,035	26,064
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			173,887	6,950
Ser. 13-14, IO, 3.50%, 12/20/42			1,690,183	234,124
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,363,577	278,004
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,137,799	315,904
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			2,383,217	294,566
Ser. 16-H16, Class EI, IO, 2.351%, 6/20/66			3,938,343	462,755
Ser. 15-H25, Class BI, IO, 1.993%, 10/20/65			5,988,340	607,218
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65			3,454,377	310,894
Ser. 06-36, Class OD, PO, zero %, 7/16/36			3,886	3,278

				7,264,901
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49			1,617,905	7,327

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51			7,526,515	3,798

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.565%, 11/10/41			244,561	2,313
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42			136,929	23

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.244%, 2/11/41			53,414	134

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39			322,347	251,199
FRB Ser. 06-PW14, Class X1, IO, 0.568%, 12/11/38			928,779	13,978

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.744%, 12/11/49			222,572	22

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.135%, 11/15/44			918,809	—

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47			539,000	559,897

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 2.168%, 9/10/45			7,233,031	522,804
FRB Ser. 06-C5, Class XC, IO, 0.626%, 10/15/49			9,080,812	6,357

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.061%, 5/15/46			719,000	725,809

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47			346,000	353,785
Ser. 13-CR11, Class AM, 4.715%, 8/10/50			411,000	445,935
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47			1,161,000	1,133,352
Ser. 13-LC6, Class AM, 3.282%, 1/10/46			578,000	587,364
FRB Ser. 14-CR18, Class XA, IO, 1.395%, 7/15/47			5,759,924	308,502
FRB Ser. 14-CR16, Class XA, IO, 1.354%, 4/10/47			1,972,849	99,037
FRB Ser. 13-CR11, Class XA, IO, 1.308%, 8/10/50			6,676,820	341,806
FRB Ser. 14-UBS6, Class XA, IO, 1.18%, 12/10/47			7,180,832	369,813
FRB Ser. 14-LC17, Class XA, IO, 1.12%, 10/10/47			7,492,033	301,929

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.303%, 7/10/46			617,000	654,984
Ser. 13-LC13, Class AM, 4.557%, 8/10/46			1,415,000	1,538,105
Ser. 13-LC13, Class E, 3.719%, 8/10/46			456,000	306,934
FRB Ser. 06-C8, Class XS, IO, 0.825%, 12/10/46			5,081,159	87

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.113%, 1/15/49			4,438,282	22

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			38,364	38,818
FRB Ser. 03-C3, Class AX, IO, 2.252%, 5/15/38			131,918	8

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.442%, 4/15/50			655,000	667,279

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.942%, 4/15/50			1,046,000	913,688

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.51%, 12/15/49			1,226,000	1,247,305

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44			2,035,000	2,108,260

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.11%, 7/10/45			2,000,604	4

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.437%, 12/10/49			17,547,091	40,579

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.783%, 5/10/43			914,186	2,526

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.731%, 2/10/46			4,882,317	321,452

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.109%, 1/10/47			402,000	417,602
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			398,000	392,388
FRB Ser. 13-GC12, Class XA, IO, 1.687%, 6/10/46			2,779,926	174,301
FRB Ser. 14-GC22, Class XA, IO, 1.19%, 6/10/47			6,064,428	307,539
FRB Ser. 14-GC24, Class XA, IO, 0.982%, 9/10/47			4,839,966	209,498

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45			314,000	304,454
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44			928,000	941,488
FRB Ser. 11-GC5, Class C, 5.566%, 8/10/44			500,000	538,824
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46			904,000	803,927
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			123,762	1

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.759%, 10/15/45			252,000	258,877

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.821%, 4/15/47			732,000	761,713
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46			776,000	781,150
FRB Ser. 14-C25, Class C, 4.596%, 11/15/47			439,000	433,091
FRB Ser. 14-C19, Class XA, IO, 1.331%, 4/15/47			8,538,523	270,671
FRB Ser. 14-C25, Class XA, IO, 1.137%, 11/15/47			8,644,098	433,934

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.535%, 12/15/47			186,000	188,864

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.433%, 2/12/51			15,000	15,353
FRB Ser. 05-LDP5, Class F, 5.824%, 12/15/44			276,030	274,504
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			139,851	142,428
FRB Ser. 13-C10, Class C, 4.286%, 12/15/47			1,592,000	1,586,504
Ser. 13-C10, Class AS, 3.372%, 12/15/47			164,000	165,786
FRB Ser. 06-LDP8, Class X, IO, 0.534%, 5/15/45			1,768,126	20
FRB Ser. 07-LDPX, Class X, IO, 0.315%, 1/15/49			3,947,040	43,428

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.533%, 2/12/51			198,000	194,040
FRB Ser. 12-C6, Class E, 5.299%, 5/15/45			1,175,000	1,058,323
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45			755,000	741,184
FRB Ser. 05-CB12, Class X1, IO, 0.433%, 9/12/37			695,871	1,679
FRB Ser. 06-LDP6, Class X1, IO, 0.011%, 4/15/43			488,651	—

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			23,404	23,871

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.296%, 4/15/41			486,000	482,355
FRB Ser. 07-C2, Class XW, IO, 0.458%, 2/15/40			269,476	22

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.481%, 11/15/40			932,934	5,731
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			233,412	14

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.345%, 4/20/48			828,000	725,469

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.68%, 8/12/39			472,797	1,739
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			393,637	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44			19,164	891
FRB Ser. 07-C5, Class X, IO, 5.504%, 12/15/49			681,323	4,633
FRB Ser. 06-C4, Class X, IO, 3.371%, 7/15/45			180,527	2,491

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45			594,000	620,492
Ser. 12-C6, Class AS, 3.476%, 11/15/45			611,000	626,214
FRB Ser. 14-C17, Class XA, IO, 1.401%, 8/15/47			5,456,000	283,057

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.011%, 11/15/45			9,623,570	673,650

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			352,000	108,398
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			303,952	302,584

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49			815,000	843,444
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49			526,000	525,353

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			428,015	32,101

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.192%, 8/10/49			326,000	343,245
FRB Ser. 12-C4, Class XA, IO, 1.89%, 12/10/45			7,085,493	473,553

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44			426,000	423,761
FRB Ser. 06-C29, IO, 0.494%, 11/15/48			6,331,394	253
FRB Ser. 07-C34, IO, 0.461%, 5/15/46			4,373,298	2,624

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.066%, 6/15/45			4,018,577	804
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			205,191	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.431%, 7/15/46			501,000	511,321
FRB Ser. 14-LC16, Class XA, IO, 1.548%, 8/15/50			7,922,676	457,138

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46			521,000	482,152

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			437,000	452,339
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46			524,000	532,744
Ser. 13-C18, Class AS, 4.387%, 12/15/46			1,253,000	1,349,155
Ser. 13-C12, Class AS, 3.56%, 3/15/48			613,000	630,348
Ser. 13-C11, Class AS, 3.311%, 3/15/45			353,000	359,012
FRB Ser. 14-C22, Class XA, IO, 1.072%, 9/15/57			28,447,486	1,312,283
FRB Ser. 13-C14, Class XA, IO, 0.945%, 6/15/46			7,747,249	270,534

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.861%, 11/15/44			315,000	346,549
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44			530,000	541,342
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44			1,022,000	960,067
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44			1,606,000	1,627,681
Ser. 11-C4, Class E, 5.265%, 6/15/44			682,000	654,788
FRB Ser. 12-C9, Class D, 4.96%, 11/15/45			546,000	516,188
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46			599,000	519,588
Ser. 14-C19, Class D, 4.234%, 3/15/47			122,000	104,151
FRB Ser. 12-C9, Class XA, IO, 2.233%, 11/15/45			6,584,150	507,177
FRB Ser. 12-C10, Class XA, IO, 1.794%, 12/15/45			4,308,888	285,464
FRB Ser. 13-C12, Class XA, IO, 1.512%, 3/15/48			2,368,655	119,776

				44,363,353
Residential mortgage-backed securities (non-agency) (0.6%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.878%, 1/26/36			472,304	412,353

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.15%, 5/25/35			1,117,698	1,140,052

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46			1,569,155	1,475,006
FRB Ser. 05-27, Class 1A1, 1.562%, 8/25/35			296,491	240,306
FRB Ser. 05-59, Class 1A1, 1.542%, 11/20/35			494,372	460,849
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46			2,073,262	1,907,401

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.366%, 11/25/28			480,000	555,903
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.466%, 11/25/23			720,000	801,186

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.116%, 10/25/28			1,491,350	1,736,763
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.916%, 4/25/28			1,583,020	1,802,284
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.766%, 4/25/28			485,000	545,219
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.216%, 7/25/25			50,000	55,265
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.466%, 4/25/29			90,000	99,129

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 2.016%, 2/25/34			703,368	681,326

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.981%, 2/25/35			348,525	351,248

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 2.041%, 8/25/34			323,397	320,163

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			160,000	132,000

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1.376%, 4/25/36			363,427	357,278

Vericrest Opportunity Loan Transfer LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47			660,000	660,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 2.953%, 12/25/36			819,046	780,516
FRB Ser. 05-AR9, Class A1C3, 2.176%, 7/25/45			632,234	613,899
FRB Ser. 05-AR19, Class A1C3, 1.716%, 12/25/45			104,755	102,136
FRB Ser. 05-AR13, Class A1C3, 1.706%, 10/25/45			300,414	293,440
FRB Ser. 05-AR11, Class A1B3, 1.616%, 8/25/45			512,654	489,431

				16,013,153

Total mortgage-backed securities (cost $67,168,052)				$67,641,407

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$470,000	$481,045

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%, 7/6/36 (Argentina)			417,000	413,873

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			310,000	311,550

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			962,000	996,632

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			470,000	492,913

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	5,212	1,575,502

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			$942,000	1,073,880

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			419,000	470,958

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			222,000	233,293

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			475,000	513,414

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			400,000	430,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			400,000	474,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			990,000	1,032,392

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			360,000	361,800

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			200,000	211,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			2,400,000	2,598,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			300,000	316,133

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	953,000	275,869

United Mexican States (Republic of) sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			$355,000	367,879

Total foreign government and agency bonds and notes (cost $13,539,625)				$12,630,633

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%, 5/29/20 (In default)(NON)			$367,226	$295,005

Brand Energy & Infrastructure Services, Inc. bank term loan FRN 5.491%, 6/21/24			425,000	423,088

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			725,619	864,394

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.045%, 5/8/21			611,638	613,932

CPG International, Inc. bank term loan FRN 4.897%, 5/3/24			105,721	105,501

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.408%, 3/31/24			115,602	115,651

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			365,223	336,005

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.339%, 10/25/20			202,227	151,417

PetSmart, Inc. bank term loan FRN Ser. B, 4.22%, 3/10/22			95,000	87,994

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.544%, 9/7/23			282,863	262,944

Total senior loans (cost $3,234,332)				$3,255,931

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 16-2, Class A, 2.417%, 3/10/19			$209,000	$209,000
FRB Ser. 16-4, Class A1, 2.317%, 5/10/19			273,000	273,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.116%, 2/25/49			903,000	903,000

Total asset-backed securities (cost $1,385,076)				$1,385,000

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	1,758	$1,090

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	0.00	87,750	418,073

Shanghai International Airport Co., Ltd. 144A (China)(NON)	5/7/18	0.00	53,200	292,622

Total warrants (cost $482,450)				$711,785

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,508	$214,212

Nine Point Energy 6.75% cv. pfd.(F)(NON)			27	27,000

Total convertible preferred stocks (cost $164,227)				$241,212

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$87,000	$210,323

Total convertible bonds and notes (cost $82,817)				$210,323

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

USD/CNH (Put)	Oct-17/CNH 6.70		$25,488,250	$48,708

USD/CNH (Put)	Oct-17/CNH 6.70		25,488,250	46,185

USD/JPY (Put)	Nov-17/JPY 107.00		15,249,200	107,720

Total purchased options outstanding (cost $392,788)				$202,613

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			5,340	$139,908

Total preferred stocks (cost $133,500)				$139,908

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Altaba, Inc.			1,987	$108,252

Total investment companies (cost $98,267)				$108,252

SHORT-TERM INVESTMENTS (18.1%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.650%, 7/3/17			$25,000,000	$24,999,977

Interest in $237,209,000 joint tri-party repurchase agreement dated 6/30/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 7/3/17 - maturity value of $86,407,848 for an effective yield of 1.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 3.500% and due dates ranging from 2/1/30 to 5/20/47, valued at $241,953,181)			86,400,000	86,400,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 6/30/17 with HSBC Bank USA, National Association due 7/3/17 - maturity value of $45,819,123 for an effective yield of 1.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 7/31/17 to 11/15/45, valued at $280,501,996)			45,815,000	45,815,000

Putnam Cash Collateral Pool, LLC 1.24%(AFF)		Shares	22,322,924	22,322,924

Putnam Short Term Investment Fund 1.07%(AFF)		Shares	257,201,319	257,201,319

U.S. Treasury Bills 0.895%, 8/17/17(SEG)(SEGCCS)			$2,340,000	2,337,356

U.S. Treasury Bills 0.865%, 8/10/17(SEG)(SEGSF)(SEGCCS)			779,000	778,283

U.S. Treasury Bills 0.863%, 8/3/17(SEGCCS)			188,000	187,862

U.S. Treasury Bills 0.787%, 7/20/17(SEG)(SEGSF)(SEGCCS)			4,246,000	4,244,433

U.S. Treasury Bills 0.801%, 7/13/17(SEG)(SEGSF)(SEGCCS)			12,546,000	12,543,303

U.S. Treasury Bills 0.784%, 7/6/17(SEG)(SEGSF)(SEGCCS)			357,000	356,977

U.S. Treasury Bills zero% 08/03/17(i)			151,000	150,879

Total short-term investments (cost $457,336,565)				$457,338,313

TOTAL INVESTMENTS

Total investments (cost $2,424,814,780)(b)				$2,608,382,457

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $313,864,671) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$3,681,999	$3,621,134	$60,865
	Brazilian Real	Buy	7/3/17	4,739,111	4,935,506	(196,395)
	Brazilian Real	Sell	7/3/17	4,739,111	4,772,541	33,430
	Chilean Peso	Buy	7/19/17	4,931,181	4,925,632	5,549
	Chilean Peso	Sell	7/19/17	4,931,181	4,998,708	67,527
	Euro	Buy	9/20/17	5,263,462	5,171,505	91,957
	Hong Kong Dollar	Buy	8/16/17	1,737,118	1,744,485	(7,367)
	Indian Rupee	Buy	8/16/17	2,523,034	2,527,547	(4,513)
	Japanese Yen	Buy	8/16/17	294,729	295,980	(1,251)
	Mexican Peso	Buy	7/19/17	2,562,410	2,432,769	129,641
	Mexican Peso	Sell	7/19/17	2,562,410	2,405,651	(156,759)
	New Zealand Dollar	Buy	7/19/17	2,256,693	2,295,712	(39,019)
	Norwegian Krone	Sell	9/20/17	5,651,880	5,573,332	(78,548)
	Singapore Dollar	Buy	8/16/17	20,860	44,422	(23,562)
	Swedish Krona	Buy	9/20/17	2,627,429	2,556,558	70,871
Barclays Bank PLC
	Australian Dollar	Buy	7/19/17	1,088,908	1,086,150	2,758
	Canadian Dollar	Buy	7/19/17	5,257,148	5,090,474	166,674
	Canadian Dollar	Sell	7/19/17	5,257,148	5,132,046	(125,102)
	Euro	Buy	9/20/17	3,936,101	3,904,434	31,667
	Japanese Yen	Sell	8/16/17	2,453,434	2,464,250	10,816
	New Zealand Dollar	Buy	7/19/17	2,655,092	2,478,721	176,371
	New Zealand Dollar	Sell	7/19/17	2,619,706	2,495,980	(123,726)
	Swiss Franc	Buy	9/20/17	2,604,417	2,578,008	26,409
	Swiss Franc	Sell	9/20/17	2,597,186	2,594,365	(2,821)
Citibank, N.A.
	Australian Dollar	Buy	7/19/17	2,921,224	2,933,961	(12,737)
	Brazilian Real	Buy	7/3/17	2,406,230	2,519,386	(113,156)
	Brazilian Real	Sell	7/3/17	2,406,230	2,326,456	(79,774)
	Canadian Dollar	Buy	7/19/17	2,541,798	2,472,520	69,278
	Danish Krone	Sell	9/20/17	1,217,814	1,197,624	(20,190)
	Euro	Buy	9/20/17	1,474,834	1,457,723	17,111
	Japanese Yen	Sell	8/16/17	3,491,289	3,505,003	13,714
	Mexican Peso	Buy	7/19/17	2,532,782	2,557,487	(24,705)
	Mexican Peso	Sell	7/19/17	2,532,782	2,517,926	(14,856)
	New Taiwan Dollar	Buy	8/16/17	23,249	27,043	(3,794)
	New Zealand Dollar	Sell	7/19/17	8,134,731	7,833,056	(301,675)
	Norwegian Krone	Buy	9/20/17	2,581,237	2,568,343	12,894
	South African Rand	Buy	7/19/17	2,573,924	2,601,454	(27,530)
	South African Rand	Sell	7/19/17	2,573,924	2,495,049	(78,875)
	Swedish Krona	Sell	9/20/17	1,290,289	1,252,420	(37,869)
Credit Suisse International
	Australian Dollar	Buy	7/19/17	230,000	243,754	(13,754)
	Canadian Dollar	Buy	7/19/17	1,322,001	1,185,158	136,843
	Euro	Buy	9/20/17	3,467,081	3,409,095	57,986
	Japanese Yen	Sell	8/16/17	2,524,505	2,523,511	(994)
	New Zealand Dollar	Sell	7/19/17	1,069,554	1,056,779	(12,775)
	Swedish Krona	Sell	9/20/17	3,024,841	2,941,368	(83,473)
Goldman Sachs International
	Australian Dollar	Sell	7/19/17	2,487,735	2,452,532	(35,203)
	Canadian Dollar	Buy	7/19/17	2,653,257	2,530,980	122,277
	Canadian Dollar	Sell	7/19/17	2,653,257	2,529,507	(123,750)
	Euro	Buy	9/20/17	3,416,050	3,423,790	(7,740)
	Indian Rupee	Buy	8/16/17	2,518,928	2,533,278	(14,350)
	Japanese Yen	Sell	8/16/17	6,147,181	6,339,932	192,751
	New Zealand Dollar	Sell	7/19/17	1,795,654	1,737,041	(58,613)
	Norwegian Krone	Sell	9/20/17	5,118,510	5,043,987	(74,523)
	South African Rand	Buy	7/19/17	4,930,268	4,924,322	5,946
	South African Rand	Sell	7/19/17	4,930,268	4,915,794	(14,474)
	Swedish Krona	Buy	9/20/17	2,621,862	2,544,744	77,118
	Swiss Franc	Buy	9/20/17	2,604,417	2,578,022	26,395
	Swiss Franc	Sell	9/20/17	2,596,872	2,594,300	(2,572)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	7/19/17	2,551,980	2,514,661	37,319
	Euro	Sell	9/20/17	2,676,512	2,700,352	23,840
	New Zealand Dollar	Buy	7/19/17	5,177,433	5,058,229	119,204
	Singapore Dollar	Sell	8/16/17	2,563,196	2,539,525	(23,671)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	3,737,404	3,689,766	47,638
	Brazilian Real	Buy	7/3/17	634	633	1
	Brazilian Real	Sell	7/3/17	634	664	30
	British Pound	Sell	9/20/17	6,518,588	6,478,534	(40,054)
	Canadian Dollar	Sell	7/19/17	942,038	945,433	3,395
	Czech Koruna	Buy	7/19/17	2,721,169	2,503,775	217,394
	Czech Koruna	Sell	7/19/17	2,721,169	2,467,612	(253,557)
	Euro	Buy	7/19/17	2,629,971	2,460,390	169,581
	Euro	Sell	7/19/17	2,629,971	2,483,411	(146,560)
	Euro	Buy	9/20/17	1,213,261	1,258,546	(45,285)
	Japanese Yen	Buy	8/16/17	4,776,904	4,798,393	(21,489)
	Mexican Peso	Buy	7/19/17	2,532,788	2,556,003	(23,215)
	Mexican Peso	Sell	7/19/17	2,532,788	2,534,665	1,877
	New Zealand Dollar	Sell	7/19/17	1,672,940	1,637,927	(35,013)
	Norwegian Krone	Sell	9/20/17	2,604,545	2,547,134	(57,411)
	Singapore Dollar	Buy	8/16/17	1,768,493	1,745,856	22,637
	Swedish Krona	Buy	9/20/17	2,053,640	1,913,419	140,221
	Swiss Franc	Buy	9/20/17	2,981,268	2,950,881	30,387
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/19/17	5,770,289	5,687,335	82,954
	Canadian Dollar	Buy	7/19/17	1,385,867	1,341,353	44,514
	Czech Koruna	Buy	7/19/17	2,721,169	2,502,778	218,391
	Czech Koruna	Sell	7/19/17	2,721,169	2,470,082	(251,087)
	Euro	Buy	7/19/17	2,629,628	2,459,989	169,639
	Euro	Sell	7/19/17	2,629,628	2,477,989	(151,639)
	Euro	Buy	9/20/17	6,633,483	6,522,914	110,569
	Japanese Yen	Sell	8/16/17	2,459,667	2,470,644	10,977
	New Zealand Dollar	Buy	7/19/17	2,498,311	2,506,647	(8,336)
	Norwegian Krone	Sell	9/20/17	5,106,718	5,033,424	(73,294)
	Swedish Krona	Buy	9/20/17	2,656,255	2,546,570	109,685
	Swedish Krona	Sell	9/20/17	2,618,834	2,555,333	(63,501)
	Turkish Lira	Sell	9/20/17	227,018	223,582	(3,436)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/19/17	3,298,384	3,269,925	28,459
	British Pound	Sell	9/20/17	2,627,097	2,546,151	(80,946)
	Canadian Dollar	Buy	7/19/17	61,013	39,443	21,570
	Euro	Sell	9/20/17	21,100	12,705	(8,395)
	Japanese Yen	Buy	8/16/17	2,091,049	2,100,256	(9,207)
	New Zealand Dollar	Buy	7/19/17	1,453,959	1,507,901	(53,942)
	Norwegian Krone	Sell	9/20/17	2,559,309	2,526,713	(32,596)
	Singapore Dollar	Buy	8/16/17	47,679	86,545	(38,866)
	Swedish Krona	Buy	9/20/17	8,036,551	7,772,700	263,851
UBS AG
	Australian Dollar	Buy	7/19/17	299,930	405,408	(105,478)
	Canadian Dollar	Buy	7/19/17	2,655,571	2,584,178	71,393
	Euro	Buy	9/20/17	2,592,340	2,557,645	34,695
	Japanese Yen	Sell	8/16/17	2,582,345	2,646,776	64,431
	New Zealand Dollar	Sell	7/19/17	2,310,394	2,211,328	(99,066)
	Norwegian Krone	Sell	9/20/17	5,118,054	5,045,267	(72,787)
	Swedish Krona	Buy	9/20/17	2,659,248	2,555,199	104,049
	Turkish Lira	Buy	9/20/17	30,163	29,737	426
WestPac Banking Corp.
	Australian Dollar	Sell	7/19/17	1,400,595	1,353,838	(46,757)
	Canadian Dollar	Buy	7/19/17	2,653,257	2,529,990	123,267
	Canadian Dollar	Sell	7/19/17	2,603,968	2,590,917	(13,051)
	Euro	Buy	9/20/17	2,653,003	2,608,251	44,752
	New Zealand Dollar	Sell	7/19/17	2,519,044	2,400,094	(118,950)

Total						$129,960

FUTURES CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	1,769	$125,094,835	Sep-17	$539,226
Russell 2000 Index Mini (Short)	134	9,475,810	Sep-17	(56,080)
S&P 500 Index E-Mini (Long)	503	60,885,635	Sep-17	(38,099)
S&P Mid Cap 400 Index E-Mini (Long)	7	1,222,270	Sep-17	7,161
Tokyo Price Index (Long)	179	25,646,455	Sep-17	35,888
U.S. Treasury Bond 30 yr (Long)	128	19,672,000	Sep-17	141,745
U.S. Treasury Bond Ultra 30 yr (Long)	242	40,141,750	Sep-17	634,768
U.S. Treasury Note 2 yr (Long)	611	132,042,829	Sep-17	(201,700)
U.S. Treasury Note 2 yr (Short)	151	32,632,516	Sep-17	46,918
U.S. Treasury Note 5 yr (Long)	1,097	129,266,024	Sep-17	(334,683)
U.S. Treasury Note 5 yr (Short)	11	1,296,195	Sep-17	2,908
U.S. Treasury Note 10 yr (Long)	350	43,935,938	Sep-17	(123,743)
U.S. Treasury Note 10 yr (Short)	815	102,307,969	Sep-17	273,777
U.S. Treasury Note Ultra 10 yr (Short)	14	1,887,375	Sep-17	2,488

Total				$930,574

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $161,753) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

USD/CNH (Put)	Oct-17/CNH 6.60	$25,488,250	$15,089
USD/CNH (Put)	Oct-17/CNH 6.60	25,488,250	13,636
USD/JPY (Put)	Nov-17/JPY 103.00	15,249,200	43,476

Total			$72,201

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $4,063,047) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 7/1/47	$1,000,000	7/13/17	$1,051,016
Federal National Mortgage Association, 3.00%, 7/1/47	3,000,000	7/13/17	2,996,015

Total			$4,047,031

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$88,858,900	(E)	$(179,905)	9/20/19	3 month USD-LIBOR-BBA	1.70%	$(148,005)
	92,833,400	(E)	187,798	9/20/19	1.70%	3 month USD-LIBOR-BBA	154,471
	62,149,000	(E)	322,388	9/20/27	2.20%	3 month USD-LIBOR-BBA	922,126
	32,573,700	(E)	(170,195)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(484,531)
	36,816,600	(E)	77,374	9/20/22	1.90%	3 month USD-LIBOR-BBA	252,584
	18,785,000	(E)	(40,246)	9/20/22	3 month USD-LIBOR-BBA	1.90%	(129,644)
	4,853,700	(E)	51,175	9/20/47	2.45%	3 month USD-LIBOR-BBA	154,277
	15,007,300	(E)	(158,933)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(477,718)
	4,765,000		(63)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	32,530
	61,500		—	7/5/19	1.60431%	3 month USD-LIBOR-BBA	7
	61,500		—	7/5/19	1.6076%	3 month USD-LIBOR-BBA	3

	Total		$89,393	$276,100
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$48,492	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$270
	1,059,594	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,252
	133,334	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	661
	3,818	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1
	144,354	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(449)
	35,336	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	94
	142,997	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(649)
	87,378	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	315
	287,117	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,179)
	969,321	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,380)
	341,631	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	184
Citibank, N.A.
	145,972	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(509)
	252,848	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(882)
baskets	717	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(1,876,220)
units	14,282	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(1,212,108)
Credit Suisse International
	$1,408,151	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(6,357)
	232,093	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,308
Goldman Sachs International
	74,514	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(43)
	11,983	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2
	120,458	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	672
	120,458	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	672
	546,596	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,940
	19,133	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	10
	22,951	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	12
	423,484	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	228
JPMorgan Securities LLC
	1,192,928	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,912)
	289,407	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,613)

Total		$—	$(3,097,680)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,504	$22,000	5/11/63	300 bp	$(1,055)
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	(2,746)
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	(5,347)
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	(424)
	Credit Suisse International
	CMBX NA A Index	A/P	11,156	343,000	5/11/63	200 bp	260
	CMBX NA A Index	A/P	16,596	529,000	5/11/63	200 bp	(326)
	CMBX NA A Index	A/P	33,781	642,000	5/11/63	200 bp	13,387
	CMBX NA BB Index	—	(23,899)	1,354,000	5/11/63	(500 bp)	224,109
	CMBX NA BB Index	—	(109,548)	666,000	1/17/47	(500 bp)	(3,144)
	CMBX NA BBB- Index	BBB-/P	16,210	128,000	5/11/63	300 bp	1,323
	CMBX NA BBB- Index	BBB-/P	354,763	3,318,000	5/11/63	300 bp	(31,120)
	CMBX NA BBB- Index	BBB-/P	82,859	1,121,000	1/17/47	300 bp	(16,686)
	CMBX NA BBB- Index	BBB-/P	110,109	1,393,000	1/17/47	300 bp	(13,590)
	Goldman Sachs International
	CMBX NA BB Index	—	(52,173)	510,000	5/11/63	(500 bp)	41,242
	CMBX NA BB Index	—	(6,356)	42,000	1/17/47	(500 bp)	354
	CMBX NA A Index	A/P	7,598	146,000	5/11/63	200 bp	2,960
	CMBX NA A Index	A/P	7,391	146,000	5/11/63	200 bp	2,753
	CMBX NA A Index	A/P	7,391	146,000	5/11/63	200 bp	2,753
	CMBX NA A Index	A/P	8,196	269,000	5/11/63	200 bp	(394)
	CMBX NA A Index	A/P	8,320	269,000	5/11/63	200 bp	(270)
	CMBX NA A Index	A/P	16,596	529,000	5/11/63	200 bp	(326)
	CMBX NA A Index	A/P	42,184	700,000	5/11/63	200 bp	19,947
	CMBX NA A Index	A/P	41,576	817,000	5/11/63	200 bp	15,623
	CMBX NA A Index	A/P	48,048	953,000	1/17/47	200 bp	27,971
	CMBX NA BB Index	—	(146)	1,000	5/11/63	(500 bp)	37
	CMBX NA BB Index	—	(117,160)	577,000	1/17/47	(500 bp)	(24,974)
	CMBX NA BB Index	—	(18,678)	114,000	1/17/47	(500 bp)	(465)
	CMBX NA BB Index	—	(676)	4,000	1/17/47	(500 bp)	(37)
	CMBX NA BBB- Index	BBB-/P	3,798	48,000	5/11/63	300 bp	(1,784)
	CMBX NA BBB- Index	BBB-/P	4,225	81,000	5/11/63	300 bp	(5,195)
	CMBX NA BBB- Index	BBB-/P	10,428	96,000	5/11/63	300 bp	(737)
	CMBX NA BBB- Index	BBB-/P	10,387	96,000	5/11/63	300 bp	(777)
	CMBX NA BBB- Index	BBB-/P	6,540	96,000	5/11/63	300 bp	(4,625)
	CMBX NA BBB- Index	BBB-/P	10,042	119,000	5/11/63	300 bp	(3,798)
	CMBX NA BBB- Index	BBB-/P	14,593	169,000	5/11/63	300 bp	(5,061)
	CMBX NA BBB- Index	BBB-/P	14,937	177,000	5/11/63	300 bp	(5,649)
	CMBX NA BBB- Index	BBB-/P	41,396	340,000	5/11/63	300 bp	1,854
	CMBX NA BBB- Index	BBB-/P	36,766	392,000	5/11/63	300 bp	(8,824)
	CMBX NA BBB- Index	BBB-/P	117,643	1,565,000	5/11/63	300 bp	(64,366)
	CMBX NA BBB- Index	BBB-/P	2,607	30,000	1/17/47	300 bp	(57)
	CMBX NA BBB- Index	BBB-/P	7,403	94,000	1/17/47	300 bp	(944)
	CMBX NA BBB- Index	BBB-/P	13,522	194,000	1/17/47	300 bp	(3,705)
	CMBX NA BBB- Index	BBB-/P	32,200	378,000	1/17/47	300 bp	(1,367)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	17,326	529,000	5/11/63	200 bp	404
	CMBX NA A Index	A/P	16,906	559,000	5/11/63	200 bp	(851)
	CMBX NA A Index	A/P	38,131	648,000	5/11/63	200 bp	17,547
	CMBX NA A Index	A/P	28,021	849,000	5/11/63	200 bp	1,051
	CMBX NA A Index	A/P	162,589	2,698,000	5/11/63	200 bp	76,883
	CMBX NA A Index	A/P	16,576	378,000	1/17/47	200 bp	8,613
	CMBX NA BB Index	—	(30,579)	230,000	5/11/63	(500 bp)	11,550
	CMBX NA BB Index	—	(15,389)	107,000	5/11/63	(500 bp)	4,210
	CMBX NA BB Index	—	(10,826)	77,000	5/11/63	(500 bp)	3,278
	CMBX NA BB Index	—	(129,250)	755,000	1/17/47	(500 bp)	(8,626)
	CMBX NA BB Index	—	(29,883)	184,000	1/17/47	(500 bp)	(486)
	CMBX NA BBB- Index	BBB-/P	5,548	38,000	5/11/63	300 bp	1,129
	CMBX NA BBB- Index	BBB-/P	2,591	42,000	5/11/63	300 bp	(2,294)
	CMBX NA BBB- Index	BBB-/P	3,314	48,000	5/11/63	300 bp	(2,268)
	CMBX NA BBB- Index	BBB-/P	7,750	62,000	5/11/63	300 bp	539
	CMBX NA BBB- Index	BBB-/P	8,983	79,000	5/11/63	300 bp	(205)
	CMBX NA BBB- Index	BBB-/P	9,420	83,000	5/11/63	300 bp	(233)
	CMBX NA BBB- Index	BBB-/P	12,250	85,000	5/11/63	300 bp	2,364
	CMBX NA BBB- Index	BBB-/P	5,441	85,000	5/11/63	300 bp	(4,444)
	CMBX NA BBB- Index	BBB-/P	4,529	85,000	5/11/63	300 bp	(5,356)
	CMBX NA BBB- Index	BBB-/P	4,329	85,000	5/11/63	300 bp	(5,556)
	CMBX NA BBB- Index	BBB-/P	10,151	91,000	5/11/63	300 bp	(432)
	CMBX NA BBB- Index	BBB-/P	14,122	97,000	5/11/63	300 bp	2,841
	CMBX NA BBB- Index	BBB-/P	11,787	144,000	5/11/63	300 bp	(4,960)
	CMBX NA BBB- Index	BBB-/P	12,879	151,000	5/11/63	300 bp	(4,683)
	CMBX NA BBB- Index	BBB-/P	20,226	182,000	5/11/63	300 bp	(940)
	CMBX NA BBB- Index	BBB-/P	8,438	191,000	5/11/63	300 bp	(13,775)
	CMBX NA BBB- Index	BBB-/P	49,953	637,000	5/11/63	300 bp	(24,130)
	CMBX NA BBB- Index	BBB-/P	242,274	2,871,000	5/11/63	300 bp	(91,627)
	CMBX NA BBB- Index	BBB-/P	604	5,000	1/17/47	300 bp	160

	Total		$1,327,990	$106,483

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$(3,600,086)	$53,847,000	6/20/22	500 bp	$194,608
	NA HY Series 28 Index	B+/P	510,783	6,921,000	6/20/22	500 bp	23,047
	NA IG Series 28 Index	BBB+/P	(1,960,693)	121,150,000	6/20/22	100 bp	324,507

	Total		$(5,049,996)	$542,162

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
JPY	Japanese Yen
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,529,554,701.
(b)	The aggregate identified cost on a tax basis is $2,435,028,697, resulting in gross unrealized appreciation and depreciation of $217,859,732 and $44,505,972, respectively, or net unrealized appreciation of $173,353,760.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $142,025, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

	Putnam Cash Collateral Pool, LLC*#	$32,789,432	$132,021,234	$142,487,742	$162,892	$22,322,924
	Putnam Short Term Investment Fund**	271,201,319	269,000,000	283,000,000	1,362,821	257,201,319
	Totals	$303,990,751	$401,021,234	$425,487,742	$1,525,713	$279,524,243
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $22,322,924, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $21,773,654.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $598,462,219 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $155,686 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,697,177 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,846,459 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$46,501,171	$—	$—
Capital goods	88,092,402	—	—
Communication services	42,512,258	—	1,332
Conglomerates	11,379,107	—	—
Consumer cyclicals	187,035,229	—	—
Consumer discretionary	—	—	2
Consumer staples	143,988,066	—	142,021
Energy	71,418,293	15,698	7,209
Financials	268,141,842	—	—
Health care	181,511,886	—	—
Industrials	—	—	2
Technology	258,267,059	—	—
Transportation	41,008,377	—	—
Utilities and power	48,489,993	13,797	—
Total common stocks	1,388,345,683	29,495	150,566
Asset-backed securities	—	1,385,000	—
Convertible bonds and notes	—	210,323	—
Convertible preferred stocks	—	241,212	—
Corporate bonds and notes	—	399,054,239	696,020
Foreign government and agency bonds and notes	—	12,630,633	—
Investment companies	108,252	—	—
Mortgage-backed securities	—	67,641,407	—
Preferred stocks	139,908	—	—
Purchased options outstanding	—	202,613	—
Senior loans	—	3,255,931	—
U.S. government and agency mortgage obligations	—	276,157,171	—
U.S. treasury obligations	—	83,906	—
Warrants	1,090	710,695	—
Short-term investments	257,201,319	200,136,994	—

Totals by level	$1,645,796,252	$961,739,619	$846,586

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$129,960	$—
Futures contracts	930,574	—	—
Written options outstanding	—	(72,201)	—
TBA sale commitments	—	(4,047,031)	—
Interest rate swap contracts	—	186,707	—
Total return swap contracts	—	(3,097,680)	—
Credit default contracts	—	4,370,651	—

Totals by level	$930,574	$(2,529,594)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$6,871,505	$2,500,854
Foreign exchange contracts	4,126,607	3,866,235
Equity contracts	1,294,060	3,182,507
Interest rate contracts	2,056,778	1,436,945

Total	$14,348,950	$10,986,541

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$28,600,000
Written currency option contracts (contract amount)		$28,600,000
Futures contracts (number of contracts)		6,000
Forward currency contracts (contract amount)		$473,500,000
Centrally cleared interest rate swap contracts (notional)		$336,500,000
OTC total return swap contracts (notional)		$231,900,000
OTC credit default contracts (notional)		$25,800,000
Centrally cleared credit default contracts (notional)		$175,100,000
Warrants (number of warrants)		140,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$217,360	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$217,360
	OTC Total return swap contracts*#	—	6,777	—	—	1,308	3,536	—	—	—	—	—	—	—	—	11,621
	OTC Credit default contracts*#	—	—	—	—	354,412	211,346	—	—	225,853	—	—	—	—	—	791,611
	Centrally cleared credit default contracts§	—	—	183,111	—	—	—	—	—	—	—	—	—	—	—	183,111
	Futures contracts§	—	—	—	—	—	—	—	—	—	274,784	—	—	—	—	274,784
	Forward currency contracts#	459,840	414,695	—	112,997	194,829	424,487	180,363	633,161	—	—	746,729	313,880	274,994	168,019	3,923,994
	Purchased options#	156,428	—	—	—	—	46,185	—	—	—	—	—	—	—	—	202,613
	Repurchase agreements	—	—	—	—	—	—	45,815,000	—	—	86,400,000	—	—	—	—	132,215,000

	Total Assets	$616,268	$421,472	$400,471	$112,997	$550,549	$685,554	$45,995,363	$633,161	$225,853	$86,674,784	$746,729	$313,880	$274,994	$168,019	$137,820,094

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	125,736	—	—	—	—	—	—	—	—	—	—	—	125,736
	OTC Total return swap contracts*#	—	5,657	—	3,089,719	6,357	43	—	—	7,525	—	—	—	—	—	3,109,301
	OTC Credit default contracts*#	19,655	9,071	—	—	672,226	547,805	—	—	764,361	—	—	—	—	—	2,013,118
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	1,114,885	—	—	—	—	1,114,885
	Forward currency contracts#	507,414	251,649	—	715,161	110,996	331,225	23,671	622,584	—	—	551,293	223,952	277,331	178,758	3,794,034
	Written options#	58,565	—	—	—	—	13,636	—	—	—	—	—	—	—	—	72,201

	Total Liabilities	$585,634	$266,377	$125,736	$3,804,880	$789,579	$892,709	$23,671	$622,584	$771,886	$1,114,885	$551,293	$223,952	$277,331	$178,758	$10,229,275

	Total Financial and Derivative Net Assets	$30,634	$155,095	$274,735	$(3,691,883)	$(239,030)	$(207,155)	$45,971,692	$10,577	$(546,033)	$85,559,899	$195,436	$89,928	$(2,337)	$(10,739)	$127,590,819
	Total collateral received (pledged)##†	$—	$150,879	$—	$(3,691,883)	$(239,030)	$(162,837)	$45,898,906	$—	$(512,768)	$85,559,899	$155,686	$—	$—	$—
	Net amount	$30,634	$4,216	$274,735	$—	$—	$(44,318)	$72,786	$10,577	$(33,265)	$—	$39,750	$89,928	$(2,337)	$(10,739)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017